Schedule of Investments (unaudited)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

AmeriCredit Automobile Receivables Trust Series 2021-1, Class A3, 0.37%, 08/18/25 (Call 09/18/24)	$190	$190,103
BA Credit Card Trust, Class A1, 0.44%, 09/15/26	400	400,040
Verizon Master Trust, Class A, 0.50%, 05/20/27 (Call 05/20/24)	100	99,810

Total Asset-Backed Securities — 0.3%
(Cost: $689,984)		689,953

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.5%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52 (Call 04/15/29)	100	111,269
Benchmark Mortgage Trust
Series 2020-B16, Class A5, 2.73%, 02/15/53 (Call 01/15/30)	100	105,264
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 03/15/30)	100	97,077
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50	150	162,564
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 04/15/50 (Call 01/15/25)	155	167,661
Federal National Mortgage Association, , Class A2, 1.66%, 04/25/31	340	336,035
Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2, 2.86%, 05/25/26 (Call 05/25/26)	700	759,720
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 03/10/27)	730	786,572
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.77%, 08/15/47 (Call 06/15/24)	75	81,258
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 05/15/25)	172	187,963
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49 (Call 12/15/26)	100	111,506
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51 (Call 06/15/28)	100	113,903
Wells Fargo Commercial Mortgage Trust
Series 2017-RC1, Class A4, 3.63%, 01/15/60 (Call 02/15/27)	150	166,298
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	600	622,325
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class A4, 3.00%, 05/15/45 (Call 04/15/23)	75	78,068
Series 2013-UBS1, Class A4, 4.08%, 03/15/46 (Call 11/15/23)(a)	100	107,187
		3,994,670
Total Collaterized Mortgage Obligations — 1.5%
(Cost: $4,015,122)		3,994,670

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(b)	15	15,646
	Par
Security	(000)	Value

Advertising (continued)
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 06/01/24)(b)	$30	$29,939
7.75%, 04/15/28 (Call 04/15/24)(b)	35	35,874
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	30	29,961
4.20%, 06/01/30 (Call 03/01/30)	23	26,134
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	30	33,232
3.65%, 11/01/24 (Call 08/01/24)	48	52,393
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	15	14,861
4.63%, 03/15/30 (Call 03/15/25)(b)	15	14,958
5.00%, 08/15/27 (Call 08/15/22)(b)	20	20,716
6.25%, 06/15/25 (Call 06/15/22)(b)	20	21,207
WPP Finance 2010, 3.63%, 09/07/22	15	15,603
		310,524
Aerospace & Defense — 0.1%
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)	30	31,945
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	45	49,258
5.90%, 02/01/27	30	34,818
5.95%, 02/01/37	10	11,692
6.75%,01/15/28	5	5,979
6.88%, 05/01/25 (Call 04/01/25)	45	52,078
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(b)	15	15,054
5.38%, 05/01/26 (Call 06/07/21)(b)	10	10,268
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(b)	30	33,159
Triumph Group Inc.
6.25%, 09/15/24 (Call 06/28/21)(b)	10	10,195
7.75%, 08/15/25 (Call 06/28/21)	20	20,450
8.88%, 06/01/24 (Call 02/01/23)(b)	17	18,818
		293,714
Agriculture — 0.0%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(b)	15	15,690

Apparel — 0.1%
Crocs Inc., 4.25%, 03/15/29 (Call 03/15/24)(b)	10	10,113
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	30	31,819
4.88%, 05/15/26 (Call 02/15/26)(b)	25	26,758
5.38%, 05/15/25 (Call 05/15/22)(b)	35	36,889
Levi Strauss & Co.
3.50%, 03/01/31 (Call 03/01/26)(b)	15	14,775
5.00%, 05/01/25 (Call 06/28/21)	4	4,082
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	7	7,142
4.13%, 07/15/27 (Call 04/15/27)	42	45,996
4.25%, 04/01/25 (Call 01/01/25)	57	62,027
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	20	20,458
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(b)	10	10,552
5.63%, 03/15/27 (Call 03/15/22)(b)	20	20,953
Wolverine World Wide Inc., 6.38%, 05/15/25 (Call 05/15/22)(b)	15	15,988
		307,552
Auto Manufacturers — 0.3%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	20	19,216

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
5.88%, 06/01/29 (Call 06/01/24)(b)	$40	$43,497
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	25	27,625
BMW Finance NV, 2.40%, 08/14/24 (Call 07/14/24)(b)	200	210,158
BMW U.S. Capital LLC, 4.15%, 04/09/30 (Call 01/09/30)(b)	20	23,131
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	17	16,915
1.50%, 09/01/30 (Call 06/01/30)	80	75,998
2.60%, 09/01/50 (Call 03/01/50)	65	59,218
3.65%, 10/01/23 (Call 07/01/23)	50	53,500
4.88%, 10/01/43 (Call 04/01/43)	45	58,014
Harley-Davidson Financial Services Inc., 3.35%, 06/08/25 (Call 05/08/25)(b)	68	72,672
Navistar International Corp.
6.63%, 11/01/25 (Call 06/08/21)(b)	20	20,696
9.50%, 05/01/25 (Call 06/25/21)(b)	30	32,482
PACCAR Financial Corp.
0.35%, 08/11/23	25	25,044
0.80%, 06/08/23	15	15,146
2.00%, 09/26/22	25	25,577
2.30%, 08/10/22	25	25,625
2.65%, 04/06/23	35	36,564
3.40%, 08/09/23	25	26,662
Tesla Inc., 5.30%, 08/15/25 (Call 06/28/21)(b)	55	56,998
Wabash National Corp., 5.50%, 10/01/25 (Call 06/14/21)(b)	10	10,268
		935,006
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 06/28/21)	15	15,510
6.25%, 03/15/26 (Call 06/08/21)	5	5,159
6.50%, 04/01/27 (Call 04/01/22)(c)	10	10,619
6.88%, 07/01/28 (Call 07/01/23)(c)	20	21,703
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	50	54,503
Aptiv PLC
4.35%, 03/15/29 (Call 12/15/28)	2	2,281
4.40%, 10/01/46 (Call 04/01/46)	2	2,238
5.40%, 03/15/49 (Call 09/15/48)	20	25,949
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	65	68,512
4.38%, 03/15/45 (Call 09/15/44)	10	11,075
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/15/21)(b)	15	12,912
13.00%, 06/01/24 (Call 06/01/22)(b)	25	28,336
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 06/28/21)(b)	5	5,163
6.50%, 06/01/26 (Call 06/10/21)(b)	15	15,490
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	15	15,487
5.38%, 11/15/27 (Call 11/15/22)	15	15,966
5.63%, 06/15/28 (Call 06/15/23)	20	21,575
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	40	40,674
4.15%, 10/01/25 (Call 07/01/25)	62	69,811
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(b)	10	10,050
6.25%, 06/01/25 (Call 06/01/22)(b)	10	10,640
		463,653
Banks — 7.2%
ABN AMRO Bank NV, 4.80%, 04/18/26(b)	200	228,088
	Par
Security	(000)	Value

Banks (continued)
Banco do Brasil SA/Cayman, 4.63%, 01/15/25(d)	$200	$214,924
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(d)	150	170,343
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	200	204,754
BancorpSouth Bank, 4.13%, 11/20/29 (Call 11/20/24)(a)	25	25,796
Bank of Communications Co. Ltd./Hong Kong, 1.01%, 05/17/23, (3 mo. LIBOR US + 0.85%)(a)(d)	200	200,336
Bank of Montreal
1.85%, 05/01/25	75	77,795
2.05%, 11/01/22	25	25,645
2.35%, 09/11/22	55	56,510
2.50%, 06/28/24	289	306,169
2.55%, 11/06/22 (Call 10/06/22)	25	25,777
3.80%, 12/15/32 (Call 12/15/27)(a)	20	22,086
4.34%, 10/05/28 (Call 10/05/23)(a)	150	161,716
Series E, 3.30%, 02/05/24	105	112,948
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31 (Call 10/28/30)	50	48,588
1.85%, 01/27/23 (Call 01/02/23)	5	5,133
2.45%, 08/17/26 (Call 05/17/26)	50	53,166
2.66%, 05/16/23 (Call 05/16/22)(a)	75	76,747
2.80%, 05/04/26 (Call 02/04/26)	90	97,312
2.95%, 01/29/23 (Call 12/29/22)	5	5,214
3.00%, 10/30/28 (Call 07/30/28)	25	26,905
3.25%, 09/11/24 (Call 08/11/24)	25	27,191
3.25%, 05/16/27 (Call 02/16/27)	105	115,818
3.40%, 05/15/24 (Call 04/15/24)	50	54,175
3.40%, 01/29/28 (Call 10/29/27)	40	44,272
3.44%, 02/07/28 (Call 02/07/27)(a)	55	60,890
3.45%, 08/11/23	60	64,168
3.50%,04/28/23	90	95,786
3.85%, 04/28/28	55	62,941
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	15	16,251
Series G, 3.00%, 02/24/25 (Call 01/24/25)	40	43,326
Banque Federative du Credit Mutuel SA, 2.38%, 11/21/24(b)	220	231,596
BDO Unibank Inc., 2.13%, 01/13/26(d)	200	204,390
BNP Paribas SA
2.82%, 01/26/41(b)	200	182,724
2.87%, 04/19/32 (Call 04/19/31)(a)(b)	200	202,608
4.38%, 05/12/26(b)	200	223,482
4.63%, 03/13/27(b)	300	340,203
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	200	219,596
BPCE SA
4.63%, 09/12/28(b)	250	291,217
4.88%, 04/01/26(b)	230	260,774
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	25	25,271
2.25%, 01/28/25	90	94,446
2.55%, 06/16/22	45	46,099
2.61%, 07/22/23 (Call 07/22/22)(a)	115	117,923
3.10%, 04/02/24	260	278,247
3.50%, 09/13/23	51	54,683
China Construction Bank Corp., 4.25%, 02/27/29 (Call 02/27/24)(a)(d)	200	215,194
CIMB Bank Bhd, 1.00%, 10/09/24,
(3 mo. LIBOR US + 0.780%)(a)(d)	200	201,598
Citizens Financial Group Inc.
2.64%, 09/30/32 (Call 07/02/32)(b)	50	49,340
2.85%, 07/27/26 (Call 04/27/26)	140	150,073
3.25%, 04/30/30 (Call 01/30/30)	60	64,552

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	$25	$26,706
Cooperatieve Rabobank UA
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	250	252,295
3.38%, 05/21/25	250	273,965
5.25%, 05/24/41	61	80,848
DBS Group Holdings Ltd., 4.52%, 12/11/28 (Call 12/11/23)(a)(b)	210	227,176
DNB Bank ASA, 2.15%, 12/02/22(b)	200	205,736
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	35	49,833
Emirates NBD Bank PJSC, 6.13%, (Call 04/09/26)(a)(d)(e)	200	218,274
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	12	12,132
2.55%, 02/04/30 (Call 11/04/29)	90	92,410
2.63%, 08/06/24 (Call 07/06/24)	179	189,437
4.00%, 05/15/25 (Call 04/15/25)	110	122,795
ING Groep NV, 4.10%, 10/02/23	240	259,978
KeyCorp.
2.25%, 04/06/27	50	52,037
2.55%, 10/01/29	25	25,904
4.10%, 04/30/28	35	40,118
4.15%, 10/29/25	80	90,579
KfW
0.00%, 04/18/36(f)	45	32,791
0.25%, 10/19/23	145	145,010
0.38%, 07/18/25	55	54,408
0.75%, 09/30/30	60	55,535
1.38%, 08/05/24	150	154,563
1.63%, 02/15/23	75	76,849
1.75%, 08/22/22	60	61,171
1.75%, 09/14/29	30	30,593
2.00%, 09/29/22	90	92,216
2.00%, 10/04/22	40	40,994
2.00%, 05/02/25	114	120,126
2.13%, 06/15/22	20	20,409
2.13%, 01/17/23	165	170,239
2.38%, 12/29/22	80	82,784
2.50%, 11/20/24	165	176,375
2.63%, 02/28/24	220	233,856
2.88%, 04/03/28	55	60,840
Korea Development Bank (The), 3.00%, 01/13/26	200	217,762
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	100	111,698
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	35	32,674
1.75%, 07/27/26	25	26,061
1.75%, 01/14/27(d)	15	15,585
1.88%, 04/17/23(d)	75	77,347
2.00%, 01/13/25	168	176,729
2.38%, 01/23/24(d)	145	152,831
2.38%, 06/10/25	45	48,070
3.13%, 11/14/23	100	106,940
Series 37, 2.50%, 11/15/27	45	48,519
Series 40, 0.50%, 05/27/25	25	24,865
Lloyds Banking Group PLC
3.75%, 01/11/27	200	221,860
4.34%, 01/09/48	200	224,862
4.45%, 05/08/25	250	281,765
4.58%, 12/10/25	220	248,046
Macquarie Bank Ltd.
2.10%, 10/17/22(b)	30	30,751
3.90%, 01/15/26(b)	30	33,534
	Par
Security	(000)	Value

Banks (continued)
4.00%, 07/29/25(b)	$30	$33,434
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31)(a)	200	189,096
2.70%, 01/22/31 (Call 01/22/30)(a)	75	77,464
2.80%, 01/25/52 (Call 01/25/51)(a)	60	56,306
3.59%, 07/22/28 (Call 07/22/27)(a)	50	55,338
3.63%, 01/20/27	200	223,022
3.95%, 04/23/27	100	112,671
3.97%, 07/22/38 (Call 07/22/37)(a)	95	108,839
4.30%, 01/27/45	10	11,911
4.46%, 04/22/39 (Call 04/22/38)(a)	20	24,002
6.38%, 07/24/42	80	118,562
National Bank of Canada, 2.15%, 10/07/22(b)	250	256,122
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	35	34,825
2.38%, 08/02/22	25	25,636
3.15%, 05/03/29 (Call 02/03/29)	60	65,466
3.38%, 05/08/32 (Call 05/08/27)(a)	55	59,894
3.65%, 08/03/28 (Call 05/03/28)	25	28,101
NRW Bank
0.63%, 05/19/25(d)	70	69,883
1.00%, 07/31/24(d)	15	15,661
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	95	93,472
1.50%, 02/12/25	85	87,803
2.88%, 03/13/23	60	62,828
3.13%, 11/07/23	180	192,298
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	80	84,630
2.55%, 01/22/30 (Call 10/24/29)	55	57,113
2.60%, 07/23/26 (Call 05/23/26)	150	160,314
2.85%, 11/09/22(g)	20	20,752
3.15%, 05/19/27 (Call 04/19/27)	45	49,351
3.45%, 04/23/29 (Call 01/23/29)	85	94,212
3.50%, 01/23/24 (Call 12/23/23)	115	123,960
QNB Finance Ltd., 2.63%, 05/12/25(d)	200	209,038
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	80	83,761
3.80%, 08/14/23 (Call 07/14/23)	163	174,382
7.38%, 12/10/37	31	46,196
Shinhan Bank Co. Ltd., 4.50%, 03/26/28(d)	200	224,462
Siam Commercial Bank PCL/Cayman Islands, 2.75%, 05/16/23(d)	200	207,744
Societe Generale SA, 3.00%, 01/22/30(b)	200	205,652
State Street Corp.
2.20%, 03/03/31	50	49,547
2.35%, 11/01/25 (Call 11/01/24)(a)	70	74,046
2.40%, 01/24/30	5	5,151
2.65%, 05/19/26	70	75,532
2.90%, 03/30/26 (Call 03/30/25)(a)	50	53,614
3.03%, 11/01/34 (Call 11/01/29)(a)	40	41,913
3.10%, 05/15/23	44	46,435
3.30%, 12/16/24	54	59,263
3.55%, 08/18/25	40	44,562
3.78%, 12/03/24 (Call 12/03/23)(a)	10	10,827
4.14%, 12/03/29 (Call 12/03/28)(a)	40	46,200
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	255	263,446
Sumitomo Mitsui Financial Group Inc.
2.14%, 09/23/30	80	77,044
2.63%, 07/14/26	15	15,936

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.70%, 07/16/24	$280	$296,705
2.75%, 01/15/30	205	213,145
2.78%, 10/18/22	75	77,569
3.01%, 10/19/26	15	16,234
3.10%, 01/17/23	73	76,299
3.20%, 09/17/29	100	104,747
3.35%, 10/18/27	10	10,968
3.36%, 07/12/27	105	115,333
3.45%, 01/11/27	50	55,067
3.75%, 07/19/23	62	66,414
3.78%, 03/09/26	110	122,746
3.94%, 10/16/23	60	64,962
3.94%, 07/19/28	15	16,856
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)	70	73,639
Toronto-Dominion Bank (The), 3.25%, 03/11/24	100	107,702
Truist Bank
2.45%, 08/01/22 (Call 07/01/22)	20	20,486
3.20%, 04/01/24 (Call 03/01/24)	10	10,753
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	20	19,546
1.20%, 08/05/25 (Call 07/06/25)	25	25,311
1.95%, 06/05/30 (Call 03/05/30)	60	59,261
2.20%, 03/16/23 (Call 02/13/23)	160	165,298
2.50%, 08/01/24 (Call 07/01/24)	90	95,179
2.85%, 10/26/24 (Call 09/26/24)	40	43,105
3.05%, 06/20/22 (Call 05/20/22)	105	107,885
3.70%, 06/05/25 (Call 05/05/25)	50	55,321
3.75%, 12/06/23 (Call 11/06/23)	60	64,829
4.00%, 05/01/25 (Call 03/01/25)	10	11,147
Turkiye Is Bankasi AS, 6.00%, 10/24/22(d)	200	203,366
United Overseas Bank Ltd., 3.88%, (Call 10/19/23)(a)(d)(e)	200	207,136
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	10	10,958
Wintrust Financial Corp., 4.85%, 06/06/29	20	21,222
		19,240,573
Beverages — 0.8%
Coca-Cola Co. (The)
1.00%, 03/15/28 (Call 01/15/28)	35	33,843
1.38%, 03/15/31 (Call 12/15/30)	70	65,758
1.45%, 06/01/27	115	116,659
1.65%, 06/01/30	30	29,062
1.75%, 09/06/24	75	78,370
2.13%, 09/06/29	57	57,855
2.50%, 06/01/40	52	49,650
2.50%, 03/15/51 (Call 09/15/50)	50	44,976
2.60%, 06/01/50	50	45,941
2.75%, 06/01/60	15	13,886
2.88%, 10/27/25	26	28,292
2.90%, 05/25/27	20	21,885
3.45%, 03/25/30	60	66,893
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	50	53,256
3.13%, 12/15/23 (Call 10/15/23)	15	15,919
3.80%, 05/01/50 (Call 11/01/49)	15	16,083
4.06%, 05/25/23 (Call 04/25/23)	17	18,184
4.42%, 05/25/25 (Call 03/25/25)	35	39,480
4.42%, 12/15/46 (Call 06/15/46)	49	57,167
4.60%, 05/25/28 (Call 02/25/28)	25	29,166
4.99%, 05/25/38 (Call 11/25/37)	42	52,094
5.09%, 05/25/48 (Call 11/25/47)	25	32,059
	Par
Security	(000)	Value

Beverages (continued)
PepsiCo Inc.
0.75%, 05/01/23	$24	$24,257
1.63%, 05/01/30 (Call 02/01/30)	74	72,089
2.25%, 03/19/25 (Call 02/19/25)	15	15,876
2.38%, 10/06/26 (Call 07/06/26)	70	74,907
2.63%, 03/19/27 (Call 01/19/27)	33	35,617
2.63%, 07/29/29 (Call 04/29/29)	25	26,531
2.75%, 03/01/23	65	67,906
2.75%, 04/30/25 (Call 01/30/25)	15	16,141
2.75%, 03/19/30 (Call 12/19/29)	97	103,508
2.85%, 02/24/26 (Call 11/24/25)	25	27,241
2.88%, 10/15/49 (Call 04/15/49)	15	14,786
3.00%, 10/15/27 (Call 07/15/27)	97	106,899
3.10%, 07/17/22 (Call 05/17/22)	70	71,947
3.38%, 07/29/49 (Call 01/29/49)	55	58,623
3.45%, 10/06/46 (Call 04/06/46)	30	32,400
3.50%, 07/17/25 (Call 04/17/25)	90	99,457
3.50%, 03/19/40 (Call 09/19/39)	15	16,734
3.60%, 08/13/42	15	16,686
3.63%, 03/19/50 (Call 09/19/49)	28	31,294
3.88%, 03/19/60 (Call 09/19/59)	65	76,212
4.00%, 03/05/42	25	29,418
4.00%, 05/02/47 (Call 11/02/46)	30	34,983
4.25%, 10/22/44 (Call 04/22/44)	10	11,996
4.45%, 04/14/46 (Call 10/14/45)	30	37,120
4.60%, 07/17/45 (Call 01/17/45)	49	61,834
		2,130,940
Biotechnology — 0.5%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	75	77,860
2.20%, 02/21/27 (Call 12/21/26)	38	39,474
2.25%, 08/19/23 (Call 06/19/23)	15	15,593
2.30%, 02/25/31 (Call 11/25/30)	31	30,961
2.45%, 02/21/30 (Call 11/21/29)	70	71,316
2.60%, 08/19/26 (Call 05/19/26)	50	53,182
2.77%, 09/01/53 (Call 03/01/53)	42	37,972
3.13%, 05/01/25 (Call 02/01/25)	15	16,213
3.15%, 02/21/40 (Call 08/21/39)	60	60,737
3.20%, 11/02/27 (Call 08/02/27)	35	38,380
3.38%, 02/21/50 (Call 08/21/49)	102	103,277
3.63%, 05/22/24 (Call 02/22/24)	34	36,878
4.40%, 05/01/45 (Call 11/01/44)	27	31,554
4.56%, 06/15/48 (Call 12/15/47)	32	38,636
4.66%, 06/15/51 (Call 12/15/50)	217	267,897
4.95%, 10/01/41	22	27,547
5.15%, 11/15/41 (Call 05/15/41)	47	60,268
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	34	33,504
3.15%, 05/01/50 (Call 11/01/49)	85	79,580
3.25%, 02/15/51 (Call 08/15/50)(b)	59	55,877
3.63%, 09/15/22	45	46,877
4.05%, 09/15/25 (Call 06/15/25)	45	50,202
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	69	64,781
2.80%, 09/15/50 (Call 03/15/50)	44	38,543
		1,377,109
Building Materials — 0.3%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	20	21,169
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	15	15,985

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Building Materials (continued)
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(b)	$25	$26,014
6.75%, 06/01/27 (Call 06/01/22)(b)	18	19,260
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	20	20,917
2.70%, 02/15/31 (Call 11/15/30)	25	25,530
2.72%, 02/15/30 (Call 11/15/29)	39	40,143
3.38%, 04/05/40 (Call 10/05/39)	47	47,960
3.58%, 04/05/50 (Call 10/05/49)	30	30,635
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	20	21,356
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	45	48,118
4.00%, 09/21/23 (Call 08/21/23)	25	26,882
4.00%, 06/15/25 (Call 03/15/25)	27	29,916
Jeld-Wen Inc.
4.88%, 12/15/27 (Call 12/15/22)(b)	20	20,729
6.25%, 05/15/25 (Call 05/15/22)(b)	10	10,681
Lennox International Inc., 1.35%, 08/01/25 (Call 07/01/25)	77	77,581
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	10	10,018
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	25	27,462
4.25%, 07/02/24 (Call 04/02/24)	5	5,493
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	20	20,181
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	15	14,470
4.50%, 05/15/47 (Call 11/15/46)	25	29,463
Masonite International Corp., 5.38%, 02/01/28 (Call 02/01/23)(b)	20	21,198
Norbord Inc., 6.25%, 04/15/23 (Call 06/07/21)(b)	25	27,255
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	34	37,091
3.88%, 06/01/30 (Call 03/01/30)	30	33,314
4.20%, 12/01/24 (Call 09/01/24)	39	42,987
4.30%, 07/15/47 (Call 01/15/47)	5	5,605
4.40%, 01/30/48 (Call 07/30/47)	50	57,042
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(b)	20	21,145
6.50%, 03/15/27 (Call 03/15/22)(b)	20	21,123
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 06/26/21)	5	5,088
US Concrete Inc., 5.13%, 03/01/29 (Call 09/01/23)(b)	20	20,468
		882,279
Chemicals — 0.7%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	65	66,667
1.85%, 05/15/27 (Call 03/15/27)	68	69,978
2.05%, 05/15/30 (Call 02/15/30)	44	44,183
2.75%, 02/03/23	30	31,219
2.80%, 05/15/50 (Call 11/15/49)	25	23,887
3.35%, 07/31/24 (Call 04/30/24)	20	21,651
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(b)	25	26,190
Celanese U.S. Holdings LLC 3.50%, 05/08/24 (Call 04/08/24)	25	26,910
4.63%, 11/15/22	62	65,670
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	50	54,386
4.49%, 11/15/25 (Call 09/15/25)	25	28,508
4.73%, 11/15/28 (Call 08/15/28)	30	35,407
5.32%, 11/15/38 (Call 05/15/38)	64	81,852
	Par
Security	(000)	Value

Chemicals (continued)
5.42%, 11/15/48 (Call 05/15/48)	$70	$93,421
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	15	15,495
4.25%, 10/15/28 (Call 10/15/23)	15	15,327
International Flavors & Fragrances Inc.
0.70%, 09/15/22(b)	10	10,021
1.23%, 10/01/25 (Call 09/01/25)(b)	10	9,972
1.83%, 10/15/27 (Call 08/15/27)(b	40	39,813
2.30%, 11/01/30 (Call 08/01/30)(b)	89	87,400
3.20%, 05/01/23 (Call 02/01/23)	10	10,449
3.27%, 11/15/40 (Call 05/15/40)(b)	27	26,816
3.47%, 12/01/50 (Call 06/01/50)(b)	15	15,004
4.38%, 06/01/47 (Call 12/01/46)	20	22,813
4.45%, 09/26/28 (Call 06/26/28)	15	17,173
5.00%, 09/26/48 (Call 03/26/48)	15	18,622
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	24	22,253
2.00%, 08/10/50 (Call 02/10/50)	25	20,507
2.65%, 02/05/25 (Call 11/05/24)	25	26,617
2.70%, 02/21/23 (Call 11/21/22)	25	25,870
3.20%, 01/30/26 (Call 10/30/25)	50	54,972
Nutrien Ltd.
1.90%, 05/13/23	10	10,273
2.95%, 05/13/30 (Call 02/13/30)	44	46,071
3.15%, 10/01/22 (Call 07/01/22)	10	10,294
3.38%, 03/15/25 (Call 12/15/24)	25	27,082
3.63%, 03/15/24 (Call 12/15/23)	10	10,734
3.95%, 05/13/50 (Call 11/13/49)	43	47,895
4.00%, 12/15/26 (Call 09/15/26)	5	5,648
4.13%, 03/15/35 (Call 09/15/34)	45	50,733
5.00%, 04/01/49 (Call 10/01/48)	25	31,925
5.25%, 01/15/45 (Call 07/15/44)	10	12,843
5.88%, 12/01/36	25	33,401
6.13%, 01/15/41 (Call 07/15/40)	10	13,814
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	10	10,524
2.55%, 06/15/30 (Call 03/15/30)	30	30,815
3.20%, 03/15/23 (Call 02/15/23)	25	26,132
3.75%, 03/15/28 (Call 12/15/27)	65	73,546
SABIC Capital II BV, 4.50%, 10/10/28(d)	200	230,044
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(b)	15	15,361
5.38%, 09/01/25 (Call 06/28/21)(b)	15	15,352
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	45	47,342
3.80%, 06/06/26 (Call 03/06/26)(b)	15	16,596
		1,875,478
Commercial Services — 1.0%
ADT Security Corp. (The)
4.13%, 06/15/23	25	25,985
4.88%, 07/15/32(b)	20	20,627
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	15	15,034
4.63%, 10/01/27 (Call 10/01/22)(b)	20	20,709
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	10	10,404
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	54	50,874
3.38%, 09/15/25 (Call 06/15/25)	50	55,168

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)	$25	$25,768
5.25%, 03/15/25 (Call 06/28/21)(b)	6	6,108
5.38%, 03/01/29 (Call 03/01/24)(b)	15	15,600
5.75%, 07/15/27 (Call 07/15/22)(b)	25	26,294
Carriage Services Inc.
4.25%, 05/15/29 (Call 05/15/24)(b)	15	14,976
6.63%, 06/01/26 (Call 06/01/21)(b)	15	15,745
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	20	22,495
ERAC USA Finance LLC
3.30%, 10/15/22(b)	93	96,553
3.80%, 11/01/25 (Call 08/01/25)(b)	25	27,663
3.85%, 11/15/24 (Call 08/15/24)(b)	35	38,376
4.20%, 11/01/46 (Call 05/01/46)(b)	20	22,862
4.50%, 02/15/45 (Call 08/15/44)(b)	60	70,787
6.70%, 06/01/34(b)	5	6,934
7.00%, 10/15/37(b)	15	21,903
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(b)	40	40,160
4.50%, 07/01/28 (Call 07/01/23)(b)	30	31,551
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/08/21)(b)	20	20,811
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	35	36,878
IHS Markit Ltd.
4.00%, 03/01/26 (Call 12/01/25)(b)	15	16,664
4.25%, 05/01/29 (Call 02/01/29)	35	39,893
4.75%, 02/15/25 (Call 11/15/24)(b)	60	67,417
4.75%, 08/01/28 (Call 05/01/28)	35	40,808
5.00%, 11/01/22 (Call 08/01/22)(b)	10	10,503
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/15/22)(b)	10	10,478
5.00%, 06/15/28 (Call 06/15/23)(b)	20	21,622
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(b)	20	20,664
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	57	47,321
2.63%, 01/15/23 (Call 12/15/22)	35	36,222
3.25%, 05/20/50 (Call 11/20/49)	24	24,070
3.75%, 03/24/25 (Call 02/24/25)	40	44,010
4.88%, 02/15/24 (Call 11/15/23)	15	16,564
5.25%, 07/15/44	35	45,782
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 06/28/21)(b)	20	20,542
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/28 (Call 10/01/23)(b)	35	37,014
5.88%, 10/01/30 (Call 10/01/25)(b)	25	27,066
PayPal Holdings Inc.
1.35%, 06/01/23	85	86,683
1.65%, 06/01/25 (Call 05/01/25)	30	30,998
2.20%, 09/26/22	35	35,883
2.30%, 06/01/30 (Call 03/01/30)	50	50,725
2.40%, 10/01/24 (Call 09/01/24)	15	15,845
2.65%, 10/01/26 (Call 08/01/26)	25	26,785
2.85%, 10/01/29 (Call 07/01/29)	5	5,309
3.25%, 06/01/50 (Call 12/01/49)	40	40,845
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	35	33,619
5.25%, 04/15/24(b)	45	47,928
5.75%, 04/15/26(b)	45	49,180
6.25%, 01/15/28 (Call 01/15/23)(b)	45	46,499
Quad/Graphics Inc., 7.00%, 05/01/22	5	4,920
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	20	20,621
	Par
Security	(000)	Value

Commercial Services (continued)
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	$25	$26,266
3.50%, 03/16/23 (Call 02/16/23)	53	55,753
4.00%, 03/18/29 (Call 12/18/28)	50	56,157
RR Donnelley & Sons Co.
6.13%, 11/01/26 (Call 11/01/23)(b)	10	10,507
8.25%, 07/01/27 (Call 07/01/23)	15	16,679
8.50%, 04/15/29(b)	10	12,719
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	24	22,282
2.30%, 08/15/60 (Call 02/15/60)	60	49,091
3.25%, 12/01/49 (Call 06/01/49)	64	66,478
4.00%, 06/15/25 (Call 03/15/25)	27	30,196
Square Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	25	25,200
3.50%, 06/01/31 (Call 03/01/31)(b)	25	25,007
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	5	4,940
3.38%, 03/22/27 (Call 12/22/26)(b)	23	25,013
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	15	14,556
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	21	22,069
3.88%, 02/15/31 (Call 08/15/25)	40	40,216
4.00%, 07/15/30 (Call 07/15/25)	30	30,580
4.88%, 01/15/28 (Call 01/15/23)	60	63,332
5.25%, 01/15/30 (Call 01/15/25)	20	21,846
5.50%, 05/15/27 (Call 05/15/22)	35	37,016
5.88%, 09/15/26 (Call 09/15/21)	40	41,613
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	74	75,790
4.00%, 06/15/25 (Call 03/15/25)	45	49,930
4.13%, 03/15/29 (Call 12/15/28)	45	50,686
5.50%, 06/15/45 (Call 12/15/44)	5	6,557
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	25	24,984
		2,668,208
Computers — 0.8%
Austin BidCo Inc., 7.13%, 12/15/28 (Call 12/15/23)(b)	10	9,994
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	30	30,039
Dell Inc.
6.50%, 04/15/38	25	31,442
7.10%, 04/15/28	15	18,928
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	2	2,177
4.90%, 10/01/26 (Call 08/01/26)(b)	25	28,759
5.30%, 10/01/29 (Call 07/01/29)(b)	12	14,194
5.45%, 06/15/23 (Call 04/15/23)(b)	64	69,668
5.85%, 07/15/25 (Call 06/15/25)(b)	35	41,088
6.02%, 06/15/26 (Call 03/15/26)(b)	122	145,578
6.10%, 07/15/27 (Call 05/15/27)(b)	25	30,642
6.20%, 07/15/30 (Call 04/15/30)(b)	32	40,147
7.13%, 06/15/24 (Call 06/14/21)(b)	50	51,079
8.10%, 07/15/36 (Call 01/15/36)(b)	70	103,823
8.35%, 07/15/46 (Call 01/15/46)(b)	57	89,564
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	53	58,365
4.25%, 04/15/24 (Call 02/15/24)	20	21,786
4.75%, 04/15/27 (Call 01/15/27)	23	26,351
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	40	41,258
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	40	40,838

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
1.75%, 04/01/26 (Call 03/01/26)	$90	$91,534
2.25%, 04/01/23 (Call 03/01/23)	100	103,091
4.40%, 10/15/22 (Call 08/15/22)	55	57,598
4.45%, 10/02/23 (Call 09/02/23)	35	37,993
4.65%, 10/01/24 (Call 09/01/24)	84	93,841
4.90%, 10/15/25 (Call 07/15/25)	42	47,972
6.20%, 10/15/35 (Call 04/15/35)	82	109,894
6.35%, 10/15/45 (Call 04/15/45)	67	88,681
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	57	59,607
3.00%, 06/17/27 (Call 04/17/27)	70	75,124
3.40%, 06/17/30 (Call 03/17/30)	79	84,244
4.05%, 09/15/22	15	15,693
6.00%, 09/15/41	15	19,486
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	20	20,586
5.13%, 04/15/29 (Call 04/15/24)(b)	50	51,288
5.25%, 10/01/30 (Call 10/01/25)(b)	25	25,924
5.75%, 09/01/27 (Call 09/01/22)(b)	15	15,794
6.13%, 09/01/29 (Call 09/01/24)(b)	15	16,287
8.13%, 04/15/25 (Call 04/15/22)(b)	15	16,343
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(b)	10	9,515
3.38%, 07/15/31 (Call 01/15/26)(b)	10	9,513
4.09%, 06/01/29 (Call 03/01/29)(b)	25	25,207
4.13%, 01/15/31 (Call 10/15/30)(b)	20	19,898
4.75%, 06/01/23	20	21,360
4.75%, 01/01/25	15	16,360
4.88%, 03/01/24 (Call 01/01/24)	25	26,940
4.88%, 06/01/27 (Call 03/01/27)	15	16,398
5.75%, 12/01/34 (Call 06/01/34)	20	22,425
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	55	61,093
		2,155,409
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
1.95%, 02/01/23	15	15,441
2.10%, 05/01/23	15	15,537
3.70%, 08/01/47 (Call 02/01/47)	59	68,964
4.00%, 08/15/45	25	30,446
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	10	10,001
5.50%, 06/01/28 (Call 06/01/23)(b)	20	21,243
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	32	33,721
2.38%, 12/01/29 (Call 09/01/29)	29	29,918
2.60%, 04/15/30 (Call 01/15/30)	20	20,836
3.13%, 12/01/49 (Call 06/01/49)	30	31,113
3.15%, 03/15/27 (Call 12/15/26)	53	58,692
4.15%, 03/15/47 (Call 09/15/46)	25	29,947
		365,859
Distribution & Wholesale — 0.1%
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	30	29,043
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(b)	15	15,756
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/28/21)(b)	30	30,645
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(b)	7	7,378
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	90	93,620
	Par
Security	(000)	Value

Distribution & Wholesale (continued)
3.75%, 05/15/46 (Call 11/15/45)	$35	$38,481
4.60%, 06/15/45 (Call 12/15/44)	5	6,221
		221,144
Diversified Financial Services — 1.9%
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	25	26,716
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	50	50,778
3.05%, 06/05/23 (Call 05/05/23)	25	26,132
3.88%, 05/21/24 (Call 04/21/24)	90	97,565
4.63%, 03/30/25	30	33,752
5.13%, 09/30/24	100	113,170
5.75%, 11/20/25 (Call 10/21/25)	55	63,236
5.80%, 05/01/25 (Call 04/01/25)	50	58,439
8.00%, 11/01/31	165	230,177
American Express Co.
2.65%, 12/02/22	5	5,182
3.00%, 10/30/24 (Call 09/29/24)	165	178,373
3.13%, 05/20/26 (Call 04/20/26)	50	54,783
3.40%, 02/27/23 (Call 01/27/23)	191	200,758
3.40%, 02/22/24 (Call 01/22/24)	90	96,872
3.63%, 12/05/24 (Call 11/04/24)	15	16,457
3.70%, 08/03/23 (Call 07/03/23)	30	32,093
4.05%, 12/03/42	140	162,253
4.20%, 11/06/25 (Call 10/06/25)	50	56,815
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	30	33,357
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	45	48,553
3.70%, 10/15/24	20	21,993
4.00%, 10/15/23	62	67,225
Aviation Capital Group LLC
3.50%, 11/01/27 (Call 07/01/27)(b)	30	31,411
4.13%, 08/01/25 (Call 06/01/25)(b)	5	5,377
4.38%, 01/30/24 (Call 12/30/23)(b)	25	26,851
4.88%, 10/01/25 (Call 07/01/25)(b)	51	56,331
5.50%, 12/15/24 (Call 11/15/24)(b)	50	56,390
Blackstone Holdings Finance Co. LLC, 2.50%, 01/10/30 (Call 10/10/29)(b)	5	5,136
Bocom Leasing Management Hong Kong Co. Ltd., 1.08%, 03/02/25(a)(d)	200	196,822
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	35	36,296
3.20%, 03/02/27 (Call 12/02/26)	25	27,439
3.20%, 01/25/28 (Call 10/25/27)	161	176,182
3.45%, 02/13/26 (Call 11/13/25)	25	27,604
3.55%, 02/01/24 (Call 01/01/24)	25	27,029
4.20%, 03/24/25 (Call 02/24/25)	40	44,827
4.63%, 03/22/30 (Call 12/22/29)	50	60,011
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	75	80,887
5.30%, 09/15/43 (Call 03/15/43)	15	20,993
Franklin Resources Inc.
2.80%, 09/15/22	10	10,318
2.85%, 03/30/25	50	53,584
Intercontinental Exchange Inc.
0.70%, 06/15/23	50	50,346
1.85%, 09/15/32 (Call 06/15/32)	60	56,206
2.10%, 06/15/30 (Call 03/15/30)	35	34,436
2.65%, 09/15/40 (Call 03/15/40)	57	53,281

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
3.00%, 06/15/50 (Call 12/15/49)	$80	$75,965
3.00%, 09/15/60 (Call 03/15/60)	15	13,732
3.10%, 09/15/27 (Call 06/15/27)	59	64,413
3.45%, 09/21/23 (Call 08/21/23)	15	15,989
3.75%, 12/01/25 (Call 09/01/25)	70	77,885
4.00%, 10/15/23	20	21,655
4.25%, 09/21/48 (Call 03/21/48)	105	120,284
International Lease Finance Corp., 5.88%, 08/15/22	75	79,701
Invesco Finance PLC
3.13%, 11/30/22	55	57,246
3.75%, 01/15/26	50	55,540
4.00%, 01/30/24	25	27,214
5.38%, 11/30/43	30	38,269
Legg Mason Inc.
4.75%, 03/15/26	75	87,120
5.63%, 01/15/44	14	19,009
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	65	68,197
2.95%, 11/21/26 (Call 08/21/26)	64	69,826
2.95%, 06/01/29 (Call 03/01/29)	2	2,162
3.30%, 03/26/27 (Call 01/26/27)	50	55,569
3.35%, 03/26/30 (Call 12/26/29)	64	71,249
3.38%, 04/01/24	60	64,998
3.50%, 02/26/28 (Call 11/26/27)	15	16,744
3.65%, 06/01/49 (Call 12/01/48)	41	45,656
3.80%, 11/21/46 (Call 05/21/46)	22	25,030
3.85%, 03/26/50 (Call 09/26/49)	45	51,881
3.95%, 02/26/48 (Call 08/26/47)	7	8,167
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	10	9,012
3.85%, 06/30/26 (Call 03/30/26)	100	111,800
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	15	14,600
5.50%, 08/15/28 (Call 08/15/23)(b)	35	34,659
6.00%, 01/15/27 (Call 01/15/23)(b)	30	30,966
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)(h)	25	24,274
5.38%, 10/15/25 (Call 10/15/22)(b)(h)	30	31,561
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(b)	10	10,794
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	20	21,404
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	65	63,248
1.10%, 02/15/31 (Call 11/15/30)	45	41,876
1.90%, 04/15/27 (Call 02/15/27)	20	20,729
2.00%, 08/15/50 (Call 02/15/50)	55	46,136
2.05%, 04/15/30 (Call 01/15/30)	60	60,860
2.15%, 09/15/22 (Call 08/15/22)	25	25,587
2.70%, 04/15/40 (Call 10/15/39)	10	9,975
2.80%, 12/14/22 (Call 10/14/22)	40	41,413
3.15%, 12/14/25 (Call 09/14/25)	95	104,253
3.65%, 09/15/47 (Call 03/15/47)	5	5,637
4.15%, 12/14/35 (Call 06/14/35)	38	45,673
4.30%, 12/14/45 (Call 06/14/45)	58	71,581
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	10	10,612
4.25%, 06/09/23 (Call 05/09/23)	30	32,078
6.20%, 11/17/36	100	123,566
		5,038,231
	Par
Security	(000)	Value

Electric — 0.4%
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	$50	$50,898
3.55%, 08/01/42 (Call 02/01/42)	5	5,440
3.95%, 03/01/48 (Call 09/01/47)	35	40,213
4.50%, 04/01/44 (Call 10/01/43)	60	74,457
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	10	10,825
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	70	84,372
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	30	29,122
Series K2, 6.95%, 03/15/33	5	7,002
Consorcio Transmantaro SA, 4.70%, 04/16/34 (Call 01/16/34)(d)	200	221,254
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	124	127,784
2.95%, 05/14/30 (Call 02/14/30)(b)	60	62,511
3.25%, 06/30/26 (Call 03/30/26)	15	16,311
3.35%, 11/15/27 (Call 08/15/27)	80	87,493
3.65%, 06/15/24 (Call 03/15/24)	10	10,801
5.30%, 07/01/43 (Call 01/01/43)	10	12,647
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	100	105,507
3.10%, 09/15/49 (Call 03/15/49)	125	126,571
		1,073,208
Electrical Components & Equipment — 0.1%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	30	29,620
4.75%, 06/15/28 (Call 06/15/23)(b)	25	25,398
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	20	20,754
Schneider Electric SE, 2.95%, 09/27/22(b)	119	123,038
WESCO Distribution Inc.
5.38%, 06/15/24 (Call 06/28/21)	20	20,334
7.13%, 06/15/25 (Call 06/15/22)(b)	50	54,016
7.25%, 06/15/28 (Call 06/15/23)(b)	45	49,905
		323,065
Electronics — 0.3%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	75	73,116
2.75%, 09/15/29 (Call 06/15/29)	45	46,719
3.05%, 09/22/26 (Call 06/22/26)	55	59,514
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	25	26,848
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	10	10,893
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	15	15,609
2.80%, 02/15/30 (Call 11/15/29)	40	41,548
4.35%, 06/01/29 (Call 03/01/29)	20	23,145
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	15	14,886
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	45	50,935
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	25	27,290
4.88%, 06/15/29 (Call 03/15/29)	25	28,586
4.88%, 05/12/30 (Call 02/12/30)	45	51,813
FLIR Systems Inc., 2.50%, 08/01/30 (Call 05/01/30)	30	29,905
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	15	16,350
4.30%, 06/15/46 (Call 12/15/45)	25	28,912
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	30	31,338
4.55%, 10/30/24 (Call 07/30/24)	50	55,829

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electronics (continued)
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(b)	$25	$25,033
4.88%, 10/15/23(b)	20	21,408
5.00%, 10/01/25(b)	25	27,689
5.63%, 11/01/24(b)	20	22,160
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	30	29,343
4.38%, 02/15/30 (Call 11/15/29)(b)	10	10,341
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	15	16,772
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	25	24,774
		810,756
Energy - Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(b)	30	31,429

Engineering & Construction — 0.0%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	35	38,747
5.88%, 10/15/24 (Call 07/15/24)	20	22,580
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	10	10,035
frontdoor Inc., 6.75%, 08/15/26 (Call 08/15/21)(b)	10	10,601
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)	10	10,203
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23(b)	5	5,279
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	10	9,858
		107,303
Entertainment — 0.1%
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	20	20,365
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/28/21)	25	25,248
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)	20	20,513
5.50%, 05/01/25 (Call 05/01/22)(b)	15	15,670
6.50%, 10/01/28 (Call 10/01/23)(b)	5	5,325
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/21/21)	20	20,019
5.88%, 03/15/26 (Call 03/15/23)(b)	10	10,353
8.75%, 05/01/25 (Call 05/01/22)(b)	45	49,013
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	30	31,108
(Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	20	21,064
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(b)	20	21,580
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	20	21,321
		261,579
Environmental Control — 0.3%
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)	10	10,313
5.88%, 07/01/25 (Call 06/28/21)	5	5,162
6.00%, 01/01/27 (Call 01/01/22)	10	10,466
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	70	64,536
2.30%, 03/01/30 (Call 12/01/29)	82	82,151
2.50%, 08/15/24 (Call 07/15/24)	66	69,699
2.90%, 07/01/26 (Call 04/01/26)	100	107,729
3.05%, 03/01/50 (Call 09/01/49)	31	30,444
3.20%, 03/15/25 (Call 12/15/24)	15	16,199
	Par
Security	(000)	Value

Environmental Control (continued)
3.38%, 11/15/27 (Call 08/15/27)	$25	$27,514
3.95%, 05/15/28 (Call 02/15/28)	11	12,399
4.75%, 05/15/23 (Call 02/15/23)	55	59,058
6.20%, 03/01/40	10	13,927
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	50	51,120
3.05%, 04/01/50 (Call 10/01/49)	37	36,199
4.25%, 12/01/28 (Call 09/01/28)	25	28,641
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	15	15,556
2.90%, 09/15/22 (Call 06/15/22)	15	15,402
3.15%, 11/15/27 (Call 08/15/27)	9	9,821
3.90%, 03/01/35 (Call 09/01/34)	25	28,671
4.15%, 07/15/49 (Call 01/15/49)	5	5,953
		700,960
Food — 0.9%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	8	8,308
4.30%, 05/01/24 (Call 04/01/24)	26	28,722
4.60%, 11/01/25 (Call 09/01/25)	65	74,444
4.85%, 11/01/28 (Call 08/01/28)	60	70,871
5.30%, 11/01/38 (Call 05/01/38)	61	75,635
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	15	15,425
2.88%, 04/15/30 (Call 01/15/30)	13	13,611
3.00%, 02/01/51 (Call 08/01/50)(b)	95	92,069
3.20%, 02/10/27 (Call 11/10/26)	20	21,902
3.70%, 10/17/23 (Call 09/17/23)	40	43,037
4.00%, 04/17/25 (Call 02/17/25)	20	22,219
4.20%, 04/17/28 (Call 01/17/28)	66	75,565
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	59	57,670
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	45	46,765
3.20%, 10/01/26 (Call 07/01/26)	65	70,652
3.90%, 06/01/50 (Call 12/01/49)	30	32,633
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	5	5,027
3.38%, 12/15/27 (Call 09/15/27)	35	38,604
3.50%, 03/15/25	40	43,745
4.25%, 03/15/35	33	37,818
4.38%, 03/15/45	50	57,810
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	5	4,946
2.65%, 12/01/23	55	58,000
3.25%, 04/01/26	55	60,175
3.40%, 11/15/27 (Call 08/15/27)	25	27,508
Series B, 7.45%, 04/01/31	104	149,141
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	50	52,727
3.75%, 04/01/30 (Call 01/01/30)	30	32,122
3.88%, 05/15/27 (Call 02/15/27)	40	43,812
4.25%, 03/01/31 (Call 12/01/30)	40	44,564
4.38%, 06/01/46 (Call 12/01/45)	95	101,843
4.63%, 01/30/29 (Call 10/30/28)	30	33,930
4.63%, 10/01/39 (Call 04/01/39)	15	16,805
4.88%, 10/01/49 (Call 04/01/49)	45	51,639
5.00%, 07/15/35 (Call 01/15/35)	30	35,481
5.00%, 06/04/42	60	69,837
5.20%, 07/15/45 (Call 01/15/45)	65	77,482
5.50%, 06/01/50 (Call 12/01/49)	25	31,071

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
6.38%, 07/15/28	$10	$12,223
6.50%, 02/09/40	25	33,479
6.75%, 03/15/32	10	13,168
6.88%, 01/26/39	30	41,327
7.13%, 08/01/39(b)	30	42,507
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(b)	25	25,879
4.88%, 11/01/26 (Call 11/01/21)(b)	25	25,876
4.88%, 05/15/28 (Call 11/15/27)(b)	20	22,034
McCormick & Co. Inc./MD
2.50%, 04/15/30 (Call 01/15/30)	35	35,545
2.70%, 08/15/22 (Call 07/15/22)	15	15,398
3.15%, 08/15/24 (Call 06/15/24)	54	57,943
3.40%, 08/15/27 (Call 05/15/27)	40	44,076
4.20%, 08/15/47 (Call 02/15/47)	5	5,799
Nathan’s Famous Inc., 6.63%, 11/01/25 (Call 06/28/21)(b)	5	5,113
Smithfield Foods Inc.
4.25%, 02/01/27 (Call 11/01/26)(b)	33	36,369
5.20%, 04/01/29 (Call 01/01/29)(b)	11	12,747
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	20	19,887
U.S. Foods Inc.
4.75%, 02/15/29 (Call 02/15/24)(b)	30	29,905
6.25%, 04/15/25 (Call 04/15/22)(b)	35	37,114
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	20	21,401
		2,361,405
Forest Products & Paper — 0.1%
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(b)	10	9,817
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	70	83,443
4.40%, 08/15/47 (Call 02/15/47)	38	45,386
4.80%, 06/15/44 (Call 12/15/43)	50	61,676
5.00%, 09/15/35 (Call 03/15/35)	28	34,684
5.15%, 05/15/46 (Call 11/15/45)	30	38,592
6.00%, 11/15/41 (Call 05/15/41)	22	30,360
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	25	25,788
		329,746
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	16	16,311
4.10%, 03/01/48 (Call 09/01/47)	20	23,658
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	5	5,111
3.40%, 03/01/26 (Call 01/01/26)	2	2,215
4.00%, 03/15/60 (Call 03/15/25)(a)	73	77,594
5.20%, 09/01/40	9	11,615
		136,504
Health Care - Products — 0.3%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(b)	40	41,652
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	40	42,278
EssilorLuxottica SA, 2.50%, 06/30/22(d)	200	204,230
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(b)	20	20,747
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	40	38,994
4.63%, 02/01/28 (Call 02/01/23)(b)	20	20,886
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(b)	19	20,656
7.38%, 06/01/25 (Call 06/01/22)(b)	6	6,431
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	11	11,773
	Par
Security	(000)	Value

Health Care - Products (continued)
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	$10	$10,346
4.63%, 11/15/27 (Call 11/15/22)	20	21,263
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	44	45,636
2.95%, 09/19/26 (Call 06/19/26)	100	108,238
3.20%, 08/15/27 (Call 05/15/27)	27	29,523
3.65%, 12/15/25 (Call 09/15/25)	15	16,610
4.10%, 08/15/47 (Call 02/15/47)	55	64,089
4.13%, 03/25/25 (Call 02/25/25)	28	31,240
4.50%, 03/25/30 (Call 12/25/29)	5	5,896
5.30%, 02/01/44 (Call 08/01/43)	5	6,706
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	15	16,933
		764,127
Health Care - Services — 1.2%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	15	15,575
5.50%, 07/01/28 (Call 07/01/23)(b)	15	15,921
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(b)	10	10,787
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	15	14,461
5.00%, 07/15/27 (Call 07/15/22)(b)	10	10,405
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	50	47,900
3.00%, 10/15/30 (Call 07/15/30)	73	73,109
3.38%, 02/15/30 (Call 02/15/25)	75	75,811
4.25%, 12/15/27 (Call 12/15/22)	100	105,040
4.63%, 12/15/29 (Call 12/15/24)	115	124,389
5.38%, 06/01/26 (Call 06/14/21)(b)	55	57,292
5.38%, 08/15/26 (Call 08/15/21)(b)	20	20,923
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	50	47,937
4.63%, 06/01/30 (Call 06/01/25)(b)	75	76,588
Encompass Health Corp, 4.63%, 04/01/31 (Call 04/01/26)	10	10,609
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	30	30,961
4.75%, 02/01/30 (Call 02/01/25)	20	21,063
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(b)	20	20,588
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	100	102,728
4.13%, 06/15/29 (Call 03/15/29)	81	90,859
4.50%, 02/15/27 (Call 08/15/26)	88	99,869
4.75%, 05/01/23	114	122,887
5.00%, 03/15/24	101	112,629
5.13%, 06/15/39 (Call 12/15/38)	45	54,994
5.25%, 04/15/25	40	46,120
5.25%, 06/15/26 (Call 12/15/25)	95	110,581
5.25%, 06/15/49 (Call 12/15/48)	85	105,306
5.38%, 02/01/25	80	89,463
5.38%, 09/01/26 (Call 03/01/26)	35	39,746
5.50%, 06/15/47 (Call 12/15/46)	49	61,771
5.63%, 09/01/28 (Call 03/01/28)	75	87,433
5.88%, 05/01/23	50	54,352
5.88%, 02/15/26 (Call 08/15/25)	55	62,877
5.88%, 02/01/29 (Call 08/01/28)	35	41,073
7.50%, 11/15/95	5	6,849
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	42	43,481
3.13%, 08/15/29 (Call 05/15/29)	10	10,621

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
3.15%, 12/01/22 (Call 09/01/22)	$30	$31,028
3.85%, 10/01/24 (Call 07/01/24)	40	43,653
3.95%, 03/15/27 (Call 12/15/26)	33	37,185
4.80%, 03/15/47 (Call 09/15/46)	70	85,098
4.88%, 04/01/30 (Call 01/01/30)	80	95,521
4.95%, 10/01/44 (Call 04/01/44)	75	92,210
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	134	140,810
2.95%, 12/01/29 (Call 09/01/29)	55	57,479
3.25%, 09/01/24 (Call 07/01/24)	54	58,064
3.75%, 08/23/22 (Call 06/11/21)	5	5,161
4.00%, 11/01/23 (Call 08/01/23)	15	16,088
4.70%, 02/01/45 (Call 08/01/44)	50	58,656
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	10	10,970
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(b)	30	31,822
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(b)	15	15,828
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	50	52,192
3.45%, 06/01/26 (Call 03/01/26)	50	55,074
3.50%, 03/30/25 (Call 12/30/24)	15	16,357
4.20%, 06/30/29 (Call 03/30/29)	25	28,600
4.70%, 03/30/45 (Call 09/30/44)	25	29,774
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	20	21,134
Surgery Center Holdings Inc., 10.00%, 04/15/27
(Call 04/15/22)(b)	25	27,313
		3,133,015
Holding Companies - Diversified — 0.1%
MDGH-GMTN BV, 3.75%, 04/19/29(d)	200	221,616

Home Builders — 0.2%
Century Communities Inc.
5.88%, 07/15/25 (Call 06/28/21)	35	36,202
6.75%, 06/01/27 (Call 06/01/22)	25	26,885
K Hovnanian Enterprises Inc., 10.50%, 02/15/26
(Call 02/15/22)(b)	10	10,862
KB Home
4.80%, 11/15/29 (Call 05/15/29)	15	16,119
6.88%, 06/15/27 (Call 12/15/26)	10	11,833
LGI Homes Inc., 6.88%, 07/15/26 (Call 07/15/21)(b)	15	15,591
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	15	15,609
5.13%, 06/06/27 (Call 12/06/26)	15	16,902
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(b)	5	5,314
NVR Inc.
3.00%, 05/15/30 (Call 11/15/29)	59	61,677
3.95%, 09/15/22 (Call 06/15/22)	50	51,748
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(b)	9	9,540
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	20	21,463
5.75%, 01/15/28 (Call 10/15/27)(b)	15	16,679
5.88%, 06/15/27 (Call 03/15/27)(b)	10	11,232
6.63%, 07/15/27 (Call 07/15/22)(b)	25	26,928
Taylor Morrison Communities Inc./Taylor Morrison Holdings
II Inc.
5.63%, 03/01/24 (Call 12/01/23)(b)	20	21,776
5.88%, 04/15/23 (Call 01/15/23)(b)	15	16,069
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	10	10,678
5.70%, 06/15/28 (Call 12/15/27)	10	10,967

	Par
Security	(000)	Value

Home Builders (continued)
Williams Scotsman International Inc., 4.63%, 08/15/28
(Call 08/15/23)(b)	$10	$10,264
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	10	10,831
		435,169
Home Furnishings — 0.0%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	15	16,999

Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	25	24,626
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	15	15,350
2.88%, 10/01/22	15	15,509
3.95%, 08/01/47 (Call 02/01/47)	25	28,220
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	35	33,977
3.05%, 09/15/22 (Call 06/15/22)	15	15,429
3.10%, 10/01/27 (Call 07/01/27)	32	34,878
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)	30	29,785
3.05%, 08/15/25	15	16,307
3.10%, 03/26/30 (Call 12/26/29)	100	109,232
3.20%, 04/25/29 (Call 01/25/29)	10	10,984
3.95%, 11/01/28 (Call 08/01/28)	15	17,214
5.30%, 03/01/41	45	60,155
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)	10	9,748
5.00%, 10/01/29 (Call 10/01/24)(b)	15	15,914
5.50%, 07/15/30 (Call 07/15/25)(b)	20	21,462
		458,790
Housewares — 0.1%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)(c)	10	10,618
4.35%, 04/01/23 (Call 02/01/23)	40	42,027
4.70%, 04/01/26 (Call 01/01/26)	65	73,053
4.88%, 06/01/25 (Call 05/01/25)	10	11,120
5.88%, 04/01/36 (Call 10/01/35)	20	24,826
6.00%, 04/01/46 (Call 10/01/45)	10	12,685
		174,329
Insurance — 2.0%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	40	43,224
3.25%, 03/17/25	45	48,798
3.60%, 04/01/30 (Call 01/01/30)	13	14,470
3.63%, 11/15/24	35	38,448
4.75%, 01/15/49 (Call 07/15/48)	30	37,929
AIA Group Ltd.
3.60%, 04/09/29 (Call 01/09/29)(b)	220	241,349
3.90%, 04/06/28 (Call 01/06/28)(b)	65	72,259
Allstate Corp. (The)
3.15%, 06/15/23	75	79,279
3.28%, 12/15/26 (Call 09/15/26)	25	27,650
3.85%, 08/10/49 (Call 02/10/49)	25	28,598
4.20%, 12/15/46 (Call 06/15/46)	50	59,607
5.35%, 06/01/33	25	31,976
5.55%, 05/09/35	5	6,746
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	24	25,833
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	5	5,662
5.03%, 12/15/46 (Call 06/15/46)	19	23,915

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	$20	$20,854
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	35	43,982
Argentum Netherlands BV for Swiss Re Ltd., 5.75%, 08/15/50
(Call 08/15/25)(a)(d)	200	225,540
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	15	16,136
4.20%, 09/27/23 (Call 08/27/23)	35	37,734
4.90%, 03/27/28 (Call 12/27/27)	5	5,779
7.00%, 03/27/48 (Call 03/27/28)(a)	5	5,709
AXA SA, 8.60%, 12/15/30	104	158,022
Chubb INA Holdings Inc., 2.88%, 11/03/22 (Call 09/03/22)	36	37,227
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30
(Call 06/01/30)	50	49,775
Hartford Financial Services Group Inc. (The), 4.30%,
04/15/43	65	74,630
Lincoln National Corp.
3.40%, 01/15/31 (Call 10/15/30)	50	54,070
3.63%, 12/12/26 (Call 09/15/26)	30	33,289
3.80%, 03/01/28 (Call 12/01/27)	11	12,263
4.35%, 03/01/48 (Call 09/01/47)	45	51,511
4.38%, 06/15/50 (Call 12/15/49)(c)	34	39,045
7.00%, 06/15/40	55	81,662
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	29	29,104
3.30%, 03/14/23 (Call 01/14/23)	66	69,218
3.50%, 06/03/24 (Call 03/03/24)	16	17,309
3.50%, 03/10/25 (Call 12/10/24)	100	109,172
3.75%, 03/14/26 (Call 12/14/25)	31	34,557
3.88%, 03/15/24 (Call 02/15/24)	135	147,328
4.20%, 03/01/48 (Call 09/01/47)	40	47,847
4.35%, 01/30/47 (Call 07/30/46)	20	24,248
4.38%, 03/15/29 (Call 12/15/28)	35	40,836
4.75%, 03/15/39 (Call 09/15/38)	25	31,407
4.90%, 03/15/49 (Call 09/15/48)	38	49,937
5.88%, 08/01/33	25	33,426
MGIC Investment Corp.
5.25%, 08/15/28 (Call 08/15/23)	25	26,438
5.75%, 08/15/23	20	21,541
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72
(Call 03/15/22)(a)(b)	25	26,132
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	25	24,691
3.10%, 11/15/26 (Call 08/15/26)	55	59,769
3.30%, 09/15/22	25	25,948
3.70%, 05/15/29 (Call 02/15/29)	55	61,074
4.30%, 11/15/46 (Call 05/15/46)	40	46,888
6.05%, 10/15/36	55	76,154
Principal Life Global Funding II
1.25%, 06/23/25(b)	38	38,341
1.50%, 08/27/30(b)	60	55,977
2.50%, 09/16/29(b)	11	11,304
3.00%, 04/18/26(b)	35	37,836
Progressive Corp. (The)
3.70%, 01/26/45	25	27,687
3.95%, 03/26/50 (Call 09/26/49)	30	34,867
4.00%, 03/01/29 (Call 12/01/28)	10	11,442
4.13%, 04/15/47 (Call 10/15/46)	15	17,785
4.20%, 03/15/48 (Call 09/15/47)	35	41,973
6.25%, 12/01/32	25	34,174
Protective Life Corp., 3.40%, 01/15/30 (Call 10/15/29)(b)	25	26,313

	Par
Security	(000)	Value

Insurance (continued)
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	$50	$51,032
2.10%, 03/10/30 (Call 12/10/29)	29	29,232
3.00%, 03/10/40 (Call 09/10/39)	15	14,907
3.50%, 05/15/24	32	34,892
3.70%, 10/01/50 (Call 07/01/30)(a)	30	31,185
3.70%, 03/13/51 (Call 09/13/50)	30	32,474
3.88%, 03/27/28 (Call 12/27/27)	25	28,457
3.91%, 12/07/47 (Call 06/07/47)	25	27,852
3.94%, 12/07/49 (Call 06/07/49)	35	39,257
4.35%, 02/25/50 (Call 08/25/49)	25	29,836
4.50%, 09/15/47 (Call 09/15/27)(a)	37	39,960
4.60%, 05/15/44	5	6,102
5.20%, 03/15/44 (Call 03/15/24)(a)	5	5,372
5.38%, 05/15/45 (Call 05/15/25)(a)	108	119,353
5.63%, 06/15/43 (Call 06/15/23)(a)	50	54,046
5.70%, 12/14/36	50	67,929
5.70%, 09/15/48 (Call 09/15/28)(a)	35	40,510
5.88%, 09/15/42 (Call 09/15/22)(a)	40	42,337
6.63%, 06/21/40	25	36,675
Series B, 5.75%, 07/15/33	8	10,454
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	10	10,577
4.88%, 03/15/27 (Call 09/15/26)	10	10,687
6.63%, 03/15/25 (Call 09/15/24)	15	16,940
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	90	94,721
3.90%, 05/15/29 (Call 02/15/29)	26	28,826
3.95%, 09/15/26 (Call 06/15/26)	40	44,761
Reliance Standard Life Global Funding II
2.15%, 01/21/23(b)	56	57,429
2.63%, 07/22/22(b)	75	76,839
2.75%, 01/21/27(b)	25	26,385
3.85%, 09/19/23(b)	25	26,808
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49
(Call 04/02/29)(a)(b)	200	226,000
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	50	59,168
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	14	12,860
3.75%, 05/15/46 (Call 11/15/45)	15	16,879
4.00%, 05/30/47 (Call 11/30/46)	15	17,625
4.10%, 03/04/49 (Call 09/04/48)	30	35,855
4.30%, 08/25/45 (Call 02/25/45)	15	18,083
5.35%, 11/01/40	5	6,837
6.25%, 06/15/37	50	72,007
6.75%, 06/20/36	60	89,179
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	10	11,347
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	25	26,775
3.65%, 06/15/26	5	5,567
4.70%, 01/23/48 (Call 01/23/28)(a)	40	41,848
4.80%, 06/15/46	30	36,857
5.65%, 05/15/53 (Call 05/15/23)(a)	29	30,827
5.70%, 07/15/43	10	13,392
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	46	48,345
3.60%, 05/15/24 (Call 03/15/24)	45	48,676
3.88%, 09/15/49 (Call 03/15/49)	49	53,929
4.50%, 09/15/28 (Call 06/15/28)	40	46,099
5.05%, 09/15/48 (Call 03/15/48)	25	32,101

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
XLIT Ltd.
4.45%, 03/31/25	$37	$41,740
5.50%, 03/31/45	60	79,380
		5,280,905
Internet — 0.3%
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	15	15,612
3.55%, 03/15/28 (Call 12/15/27)	25	27,556
3.60%, 06/01/26 (Call 03/01/26)	40	44,282
4.63%, 04/13/30 (Call 01/13/30)	32	37,532
Cogent Communications Group Inc., 3.50%, 05/01/26
(Call 02/01/26)(b)	15	15,251
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	20	20,594
3.80%, 08/24/27 (Call 05/24/27)	50	55,642
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	40	41,502
2.70%, 03/11/30 (Call 12/11/29)	37	37,858
2.75%, 01/30/23 (Call 12/30/22)	96	99,662
3.45%, 08/01/24 (Call 05/01/24)	35	37,783
3.60%, 06/05/27 (Call 03/05/27)	42	46,656
4.00%, 07/15/42 (Call 01/15/42)	66	70,556
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	20	19,276
5.25%, 12/01/27 (Call 06/01/22)(b)	10	10,454
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	5	5,116
5.00%, 04/15/25 (Call 06/08/21)(b)	70	70,850
Prosus NV, 3.68%, 01/21/30 (Call 10/21/29)(d)	200	211,990
VeriSign Inc.
4.75%, 07/15/27 (Call 07/15/22)	15	15,971
5.25%, 04/01/25 (Call 01/01/25)	25	28,416
		912,559
Iron & Steel — 0.2%
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	15	15,411
4.88%, 03/01/31 (Call 03/01/26)(b)(c)	25	25,581
5.88%, 06/01/27 (Call 06/01/22)	10	10,477
6.25%, 10/01/40	15	15,332
6.75%, 03/15/26 (Call 03/15/22)(b)	40	43,211
9.88%, 10/17/25 (Call 10/17/22)(b)	26	30,435
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	10	9,910
4.88%, 05/15/23 (Call 02/15/23)	15	15,805
5.38%, 07/15/27 (Call 07/15/22)	25	26,440
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(b)	10	11,000
Reliance Steel & Aluminum Co., 2.15%, 08/15/30
(Call 05/15/30)	15	14,657
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	50	49,636
2.40%, 06/15/25 (Call 05/15/25)	27	28,330
2.80%, 12/15/24 (Call 11/15/24)	35	37,166
3.25%, 01/15/31 (Call 10/15/30)	40	42,573
3.45%, 04/15/30 (Call 01/15/30)	15	16,224
5.00%, 12/15/26 (Call 12/15/21)	25	26,175
		418,363

	Par
Security	(000)	Value

Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	$2	$2,149
4.63%, 07/28/45 (Call 01/28/45)	27	28,715
		30,864
Lodging — 0.1%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	40	39,221
3.75%, 05/01/29 (Call 05/01/24)(b)	35	35,078
4.00%, 05/01/31 (Call 05/01/26)(b)	30	30,286
4.88%, 01/15/30 (Call 01/15/25)	15	15,965
5.38%, 05/01/25 (Call 05/01/22)(b)	10	10,519
5.75%, 05/01/28 (Call 05/01/23)(b)	15	16,162
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations
Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	25	26,314
Hilton Worldwide Finance LLC/Hilton Worldwide Finance
Corp., 4.88%, 04/01/27 (Call 04/01/22)	20	20,846
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	10	10,345
4.63%, 03/01/30 (Call 12/01/29)(b)	10	10,314
5.65%, 04/01/24 (Call 02/01/24)	10	10,911
6.00%, 04/01/27 (Call 01/01/27)	20	22,127
6.60%, 10/01/25 (Call 07/01/25)	10	11,272
6.63%, 07/31/26 (Call 04/30/26)(b)	20	22,897
		282,257
Machinery — 1.0%
Caterpillar Financial Services Corp.
0.45%, 09/14/23	10	10,035
0.65%, 07/07/23	40	40,294
1.10%, 09/14/27	120	118,300
1.45%, 05/15/25	60	61,635
1.95%, 11/18/22	30	30,764
2.15%, 11/08/24	40	42,163
2.40%, 06/06/22	65	66,457
2.85%, 06/01/22	5	5,134
2.85%, 05/17/24	40	42,825
3.25%, 12/01/24	30	32,774
3.30%, 06/09/24	36	39,041
3.75%, 11/24/23	15	16,277
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	25	26,415
2.60%, 04/09/30 (Call 01/09/30)	34	35,772
3.25%, 09/19/49 (Call 03/19/49)	100	106,198
3.25%, 04/09/50 (Call 10/09/49)	55	58,699
3.40%, 05/15/24 (Call 02/15/24)	50	54,116
4.75%, 05/15/64 (Call 11/15/63)	5	6,931
5.20%, 05/27/41	10	13,387
6.05%, 08/15/36	30	42,543
CNH Industrial Capital LLC
1.88%, 01/15/26 (Call 12/15/25)	65	66,308
1.95%, 07/02/23	59	60,664
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	75	83,651
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	50	50,943
2.75%, 04/15/25 (Call 03/15/25)	30	32,252
2.88%, 09/07/49 (Call 03/07/49)	5	4,992
3.10%, 04/15/30 (Call 01/15/30)	64	69,916
3.75%, 04/15/50 (Call 10/15/49)	48	55,707
3.90%, 06/09/42 (Call 12/09/41)	21	24,890
5.38%, 10/16/29	20	25,227

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
7.13%, 03/03/31	$5	$7,179
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	5	5,401
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	30	31,177
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	5	5,222
John Deere Capital Corp.
0.70%, 07/05/23	25	25,240
1.20%, 04/06/23	90	91,631
1.95%, 06/13/22	30	30,542
2.25%, 09/14/26	50	52,995
2.45%, 01/09/30	5	5,193
2.60%, 03/07/24	30	31,814
2.65%, 06/24/24	15	16,001
2.70%, 01/06/23	15	15,588
2.80%, 03/06/23	25	26,147
2.80%, 07/18/29	30	32,080
3.05%, 01/06/28	11	11,967
3.35%, 06/12/24	15	16,290
3.40%, 09/11/25	25	27,685
3.45%, 06/07/23	75	79,765
3.45%, 03/13/25	84	92,403
3.65%, 10/12/23	90	97,217
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(b)	10	10,874
Mueller Water Products Inc., 4.00%, 06/15/29
(Call 06/15/24)(b)	15	15,303
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	15	15,765
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	59	61,342
2.29%, 04/05/27 (Call 02/05/27)	50	52,059
2.57%, 02/15/30 (Call 11/15/29)	40	40,904
3.11%, 02/15/40 (Call 08/15/39)	50	50,426
3.36%, 02/15/50 (Call 08/15/49)	35	35,627
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25
(Call 06/28/21)(b)	20	20,428
Rockwell Automation Inc.
3.50%, 03/01/29 (Call 12/01/28)	30	33,484
4.20%, 03/01/49 (Call 09/01/48)	40	48,112
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	25	25,992
Welbilt Inc., 9.50%, 02/15/24 (Call 06/28/21)	10	10,496
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	40	40,406
2.25%, 01/30/31 (Call 10/30/30)	67	66,360
3.25%, 11/01/26 (Call 08/01/26)	15	16,466
4.38%, 11/01/46 (Call 05/01/46)	37	42,748
		2,612,639
Manufacturing — 0.4%
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	100	102,694
3.50%, 12/01/24 (Call 10/01/24)	30	32,548
3.75%, 12/01/27 (Call 09/01/27)	24	26,749
Eaton Corp.
2.75%, 11/02/22	145	150,068
3.10%, 09/15/27 (Call 06/15/27)	30	32,711
3.92%, 09/15/47 (Call 03/15/47)	5	5,570
4.00%, 11/02/32	5	5,761
4.15%, 11/02/42	56	64,778
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)	10	10,556
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	10	9,973
5.00%, 09/15/26 (Call 07/15/26)	20	22,202
5.75%, 06/15/25 (Call 06/15/22)	15	16,076

	Par
Security	(000)	Value

Manufacturing (continued)
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	$65	$70,123
3.50%, 03/01/24 (Call 12/01/23)	15	16,153
3.90%, 09/01/42 (Call 03/01/42)	20	23,218
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	55	58,329
3.25%, 06/14/29 (Call 03/14/29)	57	61,702
3.30%, 11/21/24 (Call 08/21/24)	40	43,209
3.50%, 09/15/22	7	7,285
4.00%, 06/14/49 (Call 12/14/48)	60	68,476
4.20%, 11/21/34 (Call 05/21/34)	36	41,748
4.45%, 11/21/44 (Call 05/21/44)	2	2,387
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	15	16,744
4.25%, 06/15/23	34	36,615
4.30%, 02/21/48 (Call 08/21/47)	2	2,333
5.75%, 06/15/43	30	41,956
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	35	37,971
3.80%, 03/21/29 (Call 12/21/28)	6	6,705
4.50%, 03/21/49 (Call 09/21/48)	37	44,815
		1,059,455
Media — 0.7%
Belo Corp.
7.25%, 09/15/27	5	5,808
7.75%, 06/01/27	20	23,518
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	20	19,820
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(b)	45	45,401
9.25%, 02/15/24 (Call 06/16/21)	33	34,625
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	55	57,301
3.63%, 05/15/30 (Call 02/15/30)	69	73,943
3.80%, 03/13/24 (Call 01/13/24)	22	23,692
3.95%, 03/20/28 (Call 12/20/27)	35	38,406
4.00%, 09/15/55 (Call 03/15/55)(b)	69	68,934
4.13%, 05/15/29 (Call 02/15/29)	5	5,514
4.65%, 05/15/50 (Call 11/15/49)	20	22,301
4.88%, 04/01/43	35	40,165
4.90%, 03/11/26 (Call 12/11/25)	20	22,877
5.00%, 09/20/37 (Call 03/20/37)	55	64,713
5.20%, 09/20/47 (Call 03/20/47)	70	82,335
5.30%, 05/15/49 (Call 11/15/48)	40	47,829
6.35%, 06/01/40	32	42,887
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	25	24,566
5.88%, 07/15/26 (Call 07/15/21)(b)	25	25,812
7.00%, 05/15/27 (Call 05/15/22)(b)	30	32,513
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25
(Call 02/15/22)(b)	10	10,663
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	5	5,096
5.25%, 08/15/27 (Call 08/15/22)(b)	35	36,210
6.38%, 05/01/26 (Call 05/01/22)	25	26,691
8.38%, 05/01/27 (Call 05/01/22)	50	53,543
Quebecor Media Inc., 5.75%, 01/15/23	25	26,563
Sirius XM Radio Inc.
4.13%, 07/01/30 (Call 07/01/25)(b)	55	55,133
4.63%, 07/15/24 (Call 07/15/21)(b)	40	41,013
5.00%, 08/01/27 (Call 08/01/22)(b)	55	57,562

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
5.38%, 07/15/26 (Call 07/15/21)(b)	$15	$15,462
5.50%, 07/01/29 (Call 07/01/24)(b)	45	48,550
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	25	25,544
4.75%, 03/15/26 (Call 03/15/23)(b)	25	26,613
5.00%, 09/15/29 (Call 09/15/24)	40	40,877
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	61	66,847
5.65%, 11/23/43 (Call 05/23/43)	54	70,293
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)	15	15,182
5.13%, 02/15/25 (Call 06/08/21)(b)	35	35,613
6.63%, 06/01/27 (Call 06/01/23)(b)	55	59,602
9.50%, 05/01/25 (Call 05/01/22)(b)	20	22,082
Videotron Ltd.
5.00%, 07/15/22	25	25,940
5.13%, 04/15/27 (Call 04/15/22)(b)	20	20,967
5.38%, 06/15/24 (Call 03/15/24)(b)	20	21,856
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/22)(b)	150	156,795
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(b)	50	51,051
5.50%, 01/15/27 (Call 01/15/22)(b)	15	15,599
		1,834,307
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27
(Call 09/30/22)(b)	20	20,849
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	15	16,150
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	6	6,959
		43,958
Mining — 0.2%
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)	10	9,851
Compass Minerals International Inc., 6.75%, 12/01/27
(Call 12/01/22)(b)	30	32,268
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	50	52,187
4.50%, 09/15/27 (Call 06/15/27)(b)	25	27,123
5.13%, 05/15/24 (Call 02/15/24)(b)	30	32,683
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28
(Call 08/01/23)(b)	19	21,003
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	60	69,005
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	15	16,370
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	25	26,534
5.75%, 11/15/41(b)	55	71,421
Polyus Finance PLC, 5.25%, 02/07/23(d)	200	212,054
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(b)	10	10,455
		580,954
Multi-National — 0.1%
Asian Development Bank, 0.25%, 10/06/23	135	135,030
FMS Wertmanagement, 1.38%, 02/26/23(d)	200	204,060
		339,090
Office & Business Equipment — 0.1%
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(b)	25	25,935
7.25%, 03/15/29 (Call 03/15/24)(b)	10	10,388
Xerox Corp.
3.80%, 05/15/24	15	15,494
4.80%, 03/01/35	15	14,840
6.75%, 12/15/39	10	10,951

	Par
Security	(000)	Value

Office & Business Equipment (continued)
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	$30	$31,587
5.50%, 08/15/28 (Call 07/15/28)(b)	30	31,060
		140,255
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	10	10,460
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	15	17,495
		27,955
Oil & Gas — 0.0%
Trinidad Petroleum Holdings Ltd., 9.75%, 06/15/26
(Call 06/28/22)(d)	25	27,905

Packaging & Containers — 0.1%
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	35	33,655
4.00%, 11/15/23	25	26,568
4.88%, 03/15/26 (Call 12/15/25)	30	33,427
5.25%, 07/01/25	35	39,619
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(b)	15	15,943
5.38%, 01/15/28 (Call 01/15/23)(b)	25	25,955
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 06/28/21)(b)	20	20,224
7.88%, 07/15/26 (Call 07/15/21)(b)	15	15,641
Graphic Packaging International LLC
3.50%, 03/15/28(b)	10	9,906
3.50%, 03/01/29 (Call 09/01/28)(b)	10	9,706
4.75%, 07/15/27 (Call 04/15/27)(b)	25	26,893
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	15	15,791
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)	15	15,791
4.88%, 12/01/22 (Call 09/01/22)(b)	10	10,435
5.13%, 12/01/24 (Call 09/01/24)(b)	10	10,892
5.50%, 09/15/25 (Call 06/15/25)(b)	10	11,100
6.88%, 07/15/33(b)	15	19,021
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	25	25,175
		365,742
Pharmaceuticals — 0.3%
AstraZeneca PLC, 6.45%, 09/15/37.	110	160,314
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	30	32,396
5.90%, 08/28/28 (Call 05/28/28)	30	34,614
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	95	102,600
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25
(Call 09/01/22)(b)	25	27,175
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%,
06/01/29 (Call 06/01/24)(b)	15	15,026
Horizon Therapeutics USA Inc., 5.50%, 08/01/27
(Call 08/01/22)(b)	25	26,535
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	50	51,487
Owens & Minor Inc.
4.38%, 12/15/24 (Call 09/15/24)(c)	15	15,580
4.50%, 03/31/29 (Call 03/31/24)(b)	20	20,140
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	29	28,397
3.00%, 05/15/50 (Call 11/15/49)	30	29,763
3.25%, 02/01/23 (Call 11/01/22)	37	38,517
3.90%, 08/20/28 (Call 05/20/28)	10	11,289
3.95%, 09/12/47 (Call 03/12/47)	55	62,652

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
4.45%, 08/20/48 (Call 02/20/48)	$40	$49,057
4.50%, 11/13/25 (Call 08/13/25)	40	45,572
4.70%, 02/01/43 (Call 08/01/42)	75	93,137
		844,251
Private Equity — 0.0%
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	15	19,638
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	15	18,992
		38,630
Real Estate — 0.4%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	55	63,808
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28
(Call 05/15/23)(b)	25	27,137
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	10	9,946
4.38%, 02/01/31 (Call 02/01/26)(b)	25	24,778
5.38%, 08/01/28 (Call 08/01/23)(b)	30	31,619
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	20	20,483
5.00%, 03/01/31 (Call 03/01/26)	20	20,463
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)	45	46,801
5.75%, 01/15/29 (Call 01/15/24)(b)	20	20,905
7.63%, 06/15/25 (Call 06/15/22)(b)	20	21,710
9.38%, 04/01/27 (Call 04/01/22)(b)	20	22,275
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(d)	200	220,342
Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/29(d)	200	204,892
Wharf REIC Finance BVI Ltd., 2.38%, 05/07/25(d)	200	205,048
Yuzhou Group Holdings Co. Ltd., 8.30%, 05/27/25
(Call 11/27/22)(d)	200	185,794
		1,126,001
Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	53	49,179
2.75%, 12/15/29 (Call 09/15/29)	15	15,525
3.80%, 04/15/26 (Call 02/15/26)	110	122,880
3.95%, 01/15/27 (Call 10/15/26)	23	25,805
4.00%, 02/01/50 (Call 08/01/49)	15	16,509
4.30%, 01/15/26 (Call 10/15/25)	70	78,970
4.70%, 07/01/30 (Call 04/01/30)	10	11,770
4.85%, 04/15/49 (Call 10/15/48)	10	12,369
4.90%, 12/15/30 (Call 09/15/30)	39	47,030
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	30	30,533
3.30%, 07/15/26 (Call 05/15/26)	20	21,620
3.63%, 11/15/27 (Call 08/15/27)	14	15,367
3.88%, 01/30/31 (Call 10/30/30)	10	10,949
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	40	38,059
2.10%, 06/15/30 (Call 03/15/30)	44	42,516
2.40%, 03/15/25 (Call 02/15/25)	50	52,347
2.75%, 01/15/27 (Call 11/15/26)	40	42,159
2.90%, 01/15/30 (Call 10/15/29)	100	103,543
3.00%, 06/15/23	24	25,201
3.10%, 06/15/50 (Call 12/15/49)	100	93,353
3.13%, 01/15/27 (Call 10/15/26)	28	30,033
3.38%, 10/15/26 (Call 07/15/26)	25	27,281
3.55%, 07/15/27 (Call 04/15/27)	40	43,812
3.60%, 01/15/28 (Call 10/15/27)	9	9,840
3.70%, 10/15/49 (Call 04/15/49)	70	72,491

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.80%, 08/15/29 (Call 05/15/29)	$5	$5,510
3.95%, 03/15/29 (Call 12/15/28)	60	66,655
4.40%, 02/15/26 (Call 11/15/25)	10	11,315
5.00%, 02/15/24	70	78,070
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	50	53,556
2.90%, 03/15/30 (Call 12/15/29)	30	30,645
3.20%, 01/15/25 (Call 10/15/24)	57	61,199
3.25%, 01/30/31 (Call 10/30/30)	35	36,866
3.40%, 06/21/29 (Call 03/21/29)	15	16,051
3.65%, 02/01/26 (Call 11/03/25)	131	144,789
3.80%, 02/01/24 (Call 11/01/23)	17	18,286
3.85%, 02/01/23 (Call 11/01/22)	37	38,779
4.50%, 12/01/28 (Call 09/01/28)	35	40,347
Brandywine Operating Partnership LP, 3.95%, 11/15/27
(Call 08/15/27)	30	32,643
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	33	34,804
3.90%, 03/15/27 (Call 12/15/26)	35	38,525
4.05%, 07/01/30 (Call 04/01/30)	15	16,530
4.13%, 06/15/26 (Call 03/15/26)	10	11,184
4.13%, 05/15/29 (Call 02/15/29)	15	16,615
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26
(Call 05/15/22)(b)	35	36,750
Camden Property Trust
3.15%, 07/01/29 (Call 04/01/29)	26	27,862
3.35%, 11/01/49 (Call 05/01/49)	10	10,428
4.10%, 10/15/28 (Call 07/15/28)	10	11,337
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%,
04/15/23	40	42,503
Corporate Office Properties LP, 2.25%, 03/15/26
(Call 02/15/26)	68	69,991
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	25	25,221
2.25%, 01/15/31 (Call 10/15/30)	30	29,087
2.90%, 04/01/41 (Call 10/01/40)	55	51,182
3.10%, 11/15/29 (Call 08/15/29)	25	26,210
3.15%, 07/15/23 (Call 06/15/23)	15	15,810
3.20%, 09/01/24 (Call 07/01/24)	15	16,090
3.25%, 01/15/51 (Call 07/15/50)	16	15,153
3.30%, 07/01/30 (Call 04/01/30)	38	40,250
3.65%, 09/01/27 (Call 06/01/27)	55	60,517
3.70%, 06/15/26 (Call 03/15/26)	15	16,557
4.00%, 03/01/27 (Call 12/01/26)	10	11,198
4.00%, 11/15/49 (Call 05/15/49)	15	15,984
4.15%, 07/01/50 (Call 01/01/50)	20	21,850
4.30%, 02/15/29 (Call 11/15/28)	25	28,330
4.45%, 02/15/26 (Call 11/15/25)	40	45,310
4.75%, 05/15/47 (Call 11/15/46)	50	58,836
5.20%, 02/15/49 (Call 08/15/48)	35	43,681
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	95	89,387
2.90%, 11/15/24 (Call 10/15/24)	85	90,153
3.45%, 11/15/29 (Call 08/15/29)	31	32,624
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	24	22,756
2.88%, 11/15/29 (Call 08/15/29)	14	14,564
3.05%, 03/01/50 (Call 09/01/49)	25	23,572
3.75%, 12/01/24 (Call 09/01/24)	20	21,874

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.00%, 09/15/28 (Call 06/15/28)	$16	$17,974
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	20	19,894
1.25%, 07/15/25 (Call 06/15/25)	24	24,129
1.55%, 03/15/28 (Call 01/15/28)	50	48,772
1.80%, 07/15/27 (Call 05/15/27)	90	90,090
2.15%, 07/15/30 (Call 04/15/30)	9	8,730
2.63%, 11/18/24 (Call 10/18/24)	40	42,318
2.90%, 11/18/26 (Call 09/18/26)	17	18,148
2.95%, 09/15/51 (Call 03/15/51)	37	33,871
3.00%, 07/15/50 (Call 01/15/50)	45	41,403
3.20%, 11/18/29 (Call 08/18/29)	24	25,408
5.38%, 05/15/27 (Call 06/02/21)	15	16,088
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	20	20,431
2.85%, 11/01/26 (Call 08/01/26)	20	21,446
3.00%, 04/15/23 (Call 01/15/23)	16	16,709
3.00%, 07/01/29 (Call 04/01/29)	50	53,052
3.25%, 08/01/27 (Call 05/01/27)	20	21,821
3.38%, 06/01/25 (Call 03/01/25)	25	27,173
3.50%, 03/01/28 (Call 12/01/27)	25	27,397
4.50%, 06/01/45 (Call 12/01/44)	10	11,982
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	15	15,882
3.25%, 07/15/27 (Call 04/15/27)	5	5,372
3.50%, 06/01/30 (Call 03/01/30)	14	15,065
4.50%, 12/01/44 (Call 06/01/44)	10	11,531
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)	15	14,457
Healthpeak Properties Inc.
2.88%, 01/15/31 (Call 10/15/30)	35	36,201
3.25%, 07/15/26 (Call 05/15/26)	30	32,694
3.40%, 02/01/25 (Call 11/01/24)	2	2,161
4.00%, 06/01/25 (Call 03/01/25)	15	16,621
6.75%, 02/01/41 (Call 08/01/40)	24	34,530
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	20	21,671
Series F, 4.50%, 02/01/26 (Call 11/01/25)	60	66,192
Series H, 3.38%, 12/15/29 (Call 09/15/29)	35	35,685
Series I, 3.50%, 09/15/30 (Call 06/15/30)	10	10,310
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	50	49,851
4.88%, 09/15/27 (Call 09/15/22)(b)	45	46,612
4.88%, 09/15/29 (Call 09/15/24)(b)	35	35,839
5.00%, 07/15/28 (Call 07/15/23)(b)	20	20,689
5.25%, 03/15/28 (Call 12/27/22)(b)	35	36,582
5.25%, 07/15/30 (Call 07/15/25)(b)	35	36,527
5.63%, 07/15/32 (Call 07/15/26)(b)	10	10,614
iStar Inc.
4.75%, 10/01/24 (Call 07/01/24)	25	26,143
5.50%, 02/15/26 (Call 08/15/22)	25	25,788
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	20	19,346
3.05%, 02/15/30 (Call 11/15/29)	10	10,309
3.80%, 01/15/23 (Call 10/15/22)	25	26,100
4.38%, 10/01/25 (Call 07/01/25)	25	27,824
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	20	19,916
2.70%, 10/01/30 (Call 07/01/30)	35	35,548
2.80%, 10/01/26 (Call 07/01/26)	14	14,895
3.13%, 06/01/23 (Call 03/01/23)	57	59,702

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.30%, 02/01/25 (Call 12/01/24)	$5	$5,418
3.40%, 11/01/22 (Call 09/01/22)	25	25,951
3.70%, 10/01/49 (Call 04/01/49)	5	5,190
4.25%, 04/01/45 (Call 10/01/44)	10	11,188
4.45%, 09/01/47 (Call 03/01/47)	15	17,231
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	59	57,341
3.88%, 12/15/27 (Call 09/15/27)	25	28,061
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	15	16,431
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	25	25,917
5.88%, 10/01/28 (Call 10/01/23)(b)	30	32,014
7.50%, 06/01/25 (Call 06/01/22)(b)	20	21,623
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	10	9,262
2.13%, 04/15/27 (Call 02/15/27)	31	32,176
2.13%, 10/15/50 (Call 04/15/50)	52	42,657
2.25%, 04/15/30 (Call 01/15/30)	49	49,252
3.00%, 04/15/50 (Call 10/15/49)	10	9,761
3.25%, 10/01/26 (Call 07/01/26)	5	5,510
3.88%, 09/15/28 (Call 06/15/28)	60	67,836
4.38%, 02/01/29 (Call 11/01/28)	5	5,836
4.38%, 09/15/48 (Call 03/15/48)	10	12,164
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	20	20,734
3.70%, 06/15/30 (Call 03/15/30)	14	15,325
4.65%, 03/15/49 (Call 09/15/48)	15	17,413
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	30	28,789
3.88%, 02/15/27 (Call 02/15/23)	50	51,166
4.88%, 09/01/24 (Call 06/28/21)	20	20,406
Scentre Group Trust 1/Scentre Group Trust 2
3.50%, 02/12/25 (Call 11/14/24)(b)	60	64,431
3.63%, 01/28/26 (Call 12/28/25)(b)	75	82,133
4.38%, 05/28/30 (Call 02/28/30)(b)	35	39,950
SL Green Operating Partnership LP, 3.25%, 10/15/22
(Call 09/15/22)	25	25,809
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)	20	20,813
5.50%, 11/01/23 (Call 08/01/23)(b)	5	5,231
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 06/28/21)(b)	20	20,593
7.88%, 02/15/25 (Call 02/15/22)(b)	70	75,048
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	25	24,804
6.50%, 02/15/29 (Call 02/15/24)(b)	25	24,746
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	15	15,813
3.25%, 10/15/26 (Call 07/15/26)	25	27,236
3.50%, 04/15/24 (Call 03/15/24)	5	5,377
3.85%, 04/01/27 (Call 01/01/27)	10	11,176
4.13%, 01/15/26 (Call 10/15/25)	50	56,180
4.38%, 02/01/45 (Call 08/01/44)	50	54,770
4.40%, 01/15/29 (Call 10/15/28)	10	11,371
4.75%, 11/15/30 (Call 08/15/30)	29	34,204
4.88%, 04/15/49 (Call 10/15/48)	15	17,943
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(b)	30	30,546
3.75%, 02/15/27 (Call 02/15/23)(b)	15	15,173

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.13%, 08/15/30 (Call 02/15/25)(b)	$30	$30,448
4.25%, 12/01/26 (Call 12/01/22)(b)	40	41,176
4.63%, 12/01/29 (Call 12/01/24)(b)	35	36,635
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	65	66,518
3.50%, 06/15/29 (Call 03/15/29)(b)	60	61,672
4.13%, 09/20/28 (Call 06/20/28)(b)	40	42,782
4.63%, 09/20/48 (Call 03/20/48)(b)	14	14,352
WEA Finance LLC/Westfield UK & Europe Finance PLC,
4.75%, 09/17/44 (Call 03/17/44)(b)	200	209,870
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	25	26,553
2.75%, 01/15/31 (Call 10/15/30)	50	50,827
3.63%, 03/15/24 (Call 02/15/24)	50	53,924
4.00%, 06/01/25 (Call 03/01/25)	120	133,013
4.13%, 03/15/29 (Call 12/15/28)	20	22,406
4.25%, 04/01/26 (Call 01/01/26)	35	39,608
4.95%, 09/01/48 (Call 03/01/48)	10	12,181
6.50%, 03/15/41 (Call 09/15/40)	10	13,758
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(b)	15	15,254
		6,383,046
Retail — 1.3%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	37	36,774
3.90%, 04/15/30 (Call 01/15/30)	52	57,392
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	10	10,316
4.75%, 03/01/30 (Call 03/01/25)	10	10,495
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	2	2,160
4.75%, 06/01/30 (Call 03/01/30)	40	47,066
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(b)	15	14,833
4.50%, 11/15/26 (Call 11/15/22)(b)	15	15,670
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	89	85,328
4.45%, 10/01/28 (Call 07/01/28)	25	28,809
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(b)	20	20,904
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25
(Call 06/11/21)(b)	10	10,791
Caleres Inc., 6.25%, 08/15/23 (Call 06/28/21)	5	5,017
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	39	43,248
4.55%, 02/15/48 (Call 08/15/47)	47	52,001
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)	10	10,665
Foundation Building Materials Inc., 6.00%, 03/01/29
(Call 03/01/24)(b)	10	9,805
Gap Inc. (The)
8.38%, 05/15/23(b)	20	22,648
8.63%, 05/15/25 (Call 05/15/22)(b)	25	27,579
8.88%, 05/15/27 (Call 05/15/23)(b)	35	40,778
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	20	20,113
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	10	10,059
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	40	42,118
2.50%, 04/15/27 (Call 02/15/27)	52	55,511
2.70%, 04/01/23 (Call 01/01/23)	25	25,997
2.70%, 04/15/30 (Call 01/15/30)	44	46,462
2.80%, 09/14/27 (Call 06/14/27)	52	56,442
2.95%, 06/15/29 (Call 03/15/29)	45	48,529

	Par
Security	(000)	Value

Retail (continued)
3.13%, 12/15/49 (Call 06/15/49)	$60	$60,930
3.30%, 04/15/40 (Call 10/15/39)	60	63,562
3.35%, 04/15/50 (Call 10/15/49)	27	28,491
3.50%, 09/15/56 (Call 03/15/56)	25	26,978
3.75%, 02/15/24 (Call 11/15/23)	25	27,052
3.90%, 12/06/28 (Call 09/06/28)	45	51,778
4.40%, 03/15/45 (Call 09/15/44)	52	63,696
4.50%, 12/06/48 (Call 06/06/48)	115	144,164
4.88%, 02/15/44 (Call 08/15/43)	66	85,246
5.40%, 09/15/40 (Call 03/15/40)	52	70,003
5.88%, 12/16/36	31	43,279
5.95%, 04/01/41 (Call 10/01/40)	17	24,204
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	25	25,701
4.38%, 01/15/31 (Call 10/15/25)(b)	15	15,825
4.63%, 12/15/27 (Call 12/15/22)(b)	15	15,805
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(b)	140	154,673
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	25	25,131
3.63%, 06/01/24 (Call 03/01/24)(c)	5	5,092
4.30%, 02/15/43 (Call 08/15/42)	5	4,154
4.50%, 12/15/34 (Call 06/15/34)	15	14,027
5.13%, 01/15/42 (Call 07/15/41)	10	9,191
5.88%, 04/01/29 (Call 04/01/24)(b)(c)	10	10,647
6.38%, 03/15/37	5	5,120
Magic Mergeco Inc.
5.25%, 05/01/28 (Call 11/01/23)(b)	30	30,348
7.88%, 05/01/29 (Call 05/01/24)(b)	35	35,692
McDonald’s Corp., 6.30%, 03/01/38	200	281,042
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(c)	25	25,670
4.38%, 04/01/30 (Call 01/01/30)(c)	40	41,096
5.00%, 01/15/44 (Call 07/15/43)	55	53,866
6.95%, 03/15/28	20	23,294
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25
(Call 06/28/21)	25	25,766
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	73	72,870
2.45%, 06/15/26 (Call 03/15/26)	75	79,292
2.55%, 11/15/30 (Call 08/15/30)	38	38,582
2.70%, 06/15/22 (Call 04/15/22)	25	25,523
3.10%, 03/01/23 (Call 02/01/23)	31	32,434
3.35%, 03/12/50 (Call 09/12/49)	46	45,852
3.50%, 03/01/28 (Call 12/01/27)	29	31,979
3.55%, 08/15/29 (Call 05/15/29)	130	143,292
3.75%, 12/01/47 (Call 06/01/47)	32	33,982
3.80%, 08/15/25 (Call 06/15/25)	81	90,175
3.85%, 10/01/23 (Call 07/01/23)	25	26,820
4.45%, 08/15/49 (Call 02/15/49)	20	23,632
4.50%, 11/15/48 (Call 05/15/48)	31	36,829
Target Corp., 3.63%, 04/15/46.	50	57,292
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	75	79,303
2.50%, 05/15/23 (Call 02/15/23)	25	25,948
3.50%, 04/15/25 (Call 06/04/21)	84	91,775
3.75%, 04/15/27 (Call 06/04/21)	30	33,715
3.88%, 04/15/30 (Call 01/15/30)	43	48,506
4.50%, 04/15/50 (Call 10/15/49)	21	26,982
Walgreen Co., 3.10%, 09/15/22	42	43,447

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)	$5	$5,276
3.45%, 06/01/26 (Call 03/01/26)	20	21,867
4.10%, 04/15/50 (Call 10/15/49)	45	47,358
		3,511,764
Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28
(Call 11/06/23)(a)	10	10,820
People’s United Financial Inc., 3.65%, 12/06/22
(Call 09/06/22)	25	25,992
		36,812
Semiconductors — 0.9%
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(b)	20	21,414
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	40	41,777
2.95%, 04/01/25 (Call 03/01/25)	15	16,128
3.13%, 12/05/23 (Call 10/05/23)	37	39,284
3.50%, 12/05/26 (Call 09/05/26)	45	49,909
3.90%, 12/15/25 (Call 09/15/25)	20	22,346
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	60	58,720
2.75%, 06/01/50 (Call 12/01/49)	40	38,283
3.30%, 04/01/27 (Call 01/01/27)	42	46,501
3.90%, 10/01/25 (Call 07/01/25)	75	84,113
4.35%, 04/01/47 (Call 10/01/46)	12	14,697
5.10%, 10/01/35 (Call 04/01/35)	37	47,831
5.85%, 06/15/41	62	88,511
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	15	15,060
4.38%, 04/15/28 (Call 04/15/23)(b)	20	20,856
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	57	56,176
2.88%, 06/15/50 (Call 12/15/49)	52	49,978
3.13%, 06/15/60 (Call 12/15/59)	24	23,738
3.75%, 03/15/26 (Call 01/15/26)	173	193,900
4.00%, 03/15/29 (Call 12/15/28)	26	29,741
4.88%, 03/15/49 (Call 09/15/48)	23	29,998
Marvell Technology Inc.
4.20%, 06/22/23 (Call 05/22/23)(b)	40	42,685
4.88%, 06/22/28 (Call 03/22/28)(b)	24	27,517
Maxim Integrated Products Inc., 3.38%, 03/15/23
(Call 12/15/22)	25	26,173
Micron Technology Inc.
2.50%, 04/24/23	30	31,108
4.19%, 02/15/27 (Call 12/15/26)	32	36,110
4.64%, 02/06/24 (Call 01/06/24)	41	45,111
4.66%, 02/15/30 (Call 11/15/29)	49	56,503
4.98%, 02/06/26 (Call 12/06/25)	95	109,653
5.33%, 02/06/29 (Call 11/06/28)	26	31,111
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	34	36,274
3.20%, 09/16/26 (Call 06/16/26)	37	40,895
3.50%, 04/01/40 (Call 10/01/39)	40	43,748
3.50%, 04/01/50 (Call 10/01/49)	69	74,196
3.70%, 04/01/60 (Call 10/01/59)	10	11,110
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	30	30,487
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(b)	15	15,265
4.38%, 10/15/29 (Call 10/15/24)	30	32,675

	Par
Security	(000)	Value

Semiconductors (continued)
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	$10	$9,905
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	95	97,619
1.75%, 05/04/30 (Call 02/04/30)	94	91,966
2.25%, 05/01/23 (Call 02/01/23)	15	15,501
2.25%, 09/04/29 (Call 06/04/29)	25	25,644
2.63%, 05/15/24 (Call 03/15/24)	15	15,912
2.90%, 11/03/27 (Call 08/03/27)	52	56,721
3.88%, 03/15/39 (Call 09/15/38)	50	58,045
4.15%, 05/15/48 (Call 11/15/47)	12	14,626
TSMC Global Ltd., 1.88%, 09/28/27 (Call 07/28/27)(d)	200	193,218
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	34	34,186
2.95%, 06/01/24 (Call 04/01/24)	52	55,447
		2,348,372
Software — 1.0%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	10	9,194
2.50%, 09/15/50 (Call 03/15/50)	74	63,548
3.40%, 09/15/26 (Call 06/15/26)	110	121,645
3.40%, 06/15/27 (Call 03/15/27)	27	29,833
4.50%, 06/15/47 (Call 12/15/46)	42	50,287
Adobe Inc.
1.70%, 02/01/23	78	79,930
1.90%, 02/01/25 (Call 01/01/25)	30	31,331
2.15%, 02/01/27 (Call 12/01/26)	30	31,562
2.30%, 02/01/30 (Call 11/01/29)	40	40,996
3.25%, 02/01/25 (Call 11/01/24)	57	61,936
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	43	44,978
3.50%, 06/15/27 (Call 03/15/27)	22	24,303
3.60%, 12/15/22 (Call 09/15/22)	15	15,583
Black Knight InfoServ LLC, 3.63%, 09/01/28
(Call 09/01/23)(b)	30	29,494
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	33	34,202
3.40%, 06/27/26 (Call 03/27/26)	30	32,854
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	15	15,572
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	20	21,094
5.00%, 10/15/24 (Call 07/15/24)	15	16,522
5.25%, 05/15/29 (Call 05/15/24)(b)	15	16,175
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	30	31,241
4.50%, 12/01/27 (Call 09/01/27)	39	44,447
Donnelley Financial Solutions Inc., 8.25%, 10/15/24
(Call 10/15/21)	10	10,400
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	15	17,382
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(b)	10	10,166
5.25%, 05/15/26 (Call 02/15/26)(b)	10	11,214
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	45	46,583
2.65%, 06/01/30 (Call 03/01/30)	24	24,544
2.75%, 07/01/24 (Call 06/01/24)	55	58,317
3.20%, 07/01/26 (Call 05/01/26)	84	91,389
3.50%, 07/01/29 (Call 04/01/29)	45	48,970
3.80%, 10/01/23 (Call 09/01/23)	70	75,244
3.85%, 06/01/25 (Call 03/01/25)	35	38,631
4.20%, 10/01/28 (Call 07/01/28)	15	17,141

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
4.40%, 07/01/49 (Call 01/01/49)	$62	$71,927
Microsoft Corp.
3.04%, 03/17/62 (Call 09/17/61)	25	25,238
3.45%, 08/08/36 (Call 02/08/36)	36	40,411
4.75%, 11/03/55 (Call 05/03/55)	0	336
Nuance Communications Inc., 5.63%, 12/15/26
(Call 12/15/21)	15	15,763
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	25	24,992
5.88%, 06/01/26 (Call 06/28/21)(b)	25	25,789
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(b)	25	25,175
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(b)	20	20,561
4.00%, 02/15/28 (Call 02/15/23)(b)	20	20,461
Roper Technologies Inc.
0.45%, 08/15/22	100	100,191
1.00%, 09/15/25 (Call 08/15/25)	25	24,952
1.40%, 09/15/27 (Call 07/15/27)	15	14,742
1.75%, 02/15/31 (Call 11/15/30)	10	9,420
2.00%, 06/30/30 (Call 03/30/30)	30	29,054
2.35%, 09/15/24 (Call 08/15/24)	35	36,843
2.95%, 09/15/29 (Call 06/15/29)	10	10,530
3.13%, 11/15/22 (Call 08/15/22)	15	15,500
3.65%, 09/15/23 (Call 08/15/23)	43	45,995
3.80%, 12/15/26 (Call 09/15/26)	64	71,695
3.85%, 12/15/25 (Call 09/15/25)	50	55,599
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	88	92,781
3.70%, 04/11/28 (Call 01/11/28)	50	56,588
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	82	75,273
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	15	15,094
3.88%, 03/15/31 (Call 03/15/26)	25	25,286
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	90	92,575
3.90%, 08/21/27 (Call 05/21/27)	35	38,951
4.65%, 05/15/27 (Call 03/15/27)	70	80,410
4.70%, 05/15/30 (Call 02/15/30)	65	75,797
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%,
02/01/29 (Call 02/01/24)(b)	10	9,788
		2,544,425
Telecommunications — 2.6%
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	35	37,129
Bell Canada, 4.46%, 04/01/48 (Call 10/01/47)	39	46,475
Bharti Airtel Ltd., 4.38%, 06/10/25(d)	200	218,414
British Telecommunications PLC, 9.63%, 12/15/30	78	121,295
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/21)(b)	20	20,569
8.00%, 10/15/25 (Call 10/15/21)(b)	10	10,571
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	97	101,014
2.50%, 09/20/26 (Call 06/20/26)	90	97,040
2.95%, 02/28/26	50	54,573
3.00%, 06/15/22	40	41,159
3.50%, 06/15/25	10	11,088
3.63%, 03/04/24	41	44,679
5.50%, 01/15/40	70	96,060
5.90%, 02/15/39	30	42,840
CommScope Inc.
5.50%, 03/01/24 (Call 06/28/21)(b)	30	30,910

	Par
Security	(000)	Value

Telecommunications (continued)
6.00%, 03/01/26 (Call 03/01/22)(b)	$55	$57,833
7.13%, 07/01/28 (Call 07/01/23)(b)	25	26,736
8.25%, 03/01/27 (Call 03/01/22)(b)	15	16,016
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(b)	35	35,252
6.00%, 06/15/25 (Call 06/08/21)(b)	44	44,860
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	25	25,488
6.50%, 10/01/28 (Call 10/01/23)(b)	20	21,621
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	10	10,970
4.38%, 11/15/57 (Call 05/15/57)	12	13,540
4.75%, 03/15/42	25	29,955
5.35%, 11/15/48 (Call 05/15/48)	62	81,156
5.45%, 11/15/79 (Call 05/19/79)	47	60,829
5.85%, 11/15/68 (Call 05/15/68)	17	23,805
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(b)	155	158,139
Deutsche Telekom International Finance BV
8.75%, 06/15/30	68	100,760
9.25%, 06/01/32	58	92,976
Empresa Nacional de Telecomunicaciones SA, 4.75%,
08/01/26 (Call 05/03/26)(d)	200	221,864
Juniper Networks Inc., 5.95%, 03/15/41	6	7,763
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	35	36,118
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	54	52,313
4.00%, 09/01/24	72	79,249
4.60%, 02/23/28 (Call 11/23/27)	46	52,862
5.50%, 09/01/44	43	53,943
Nokia OYJ
3.38%, 06/12/22	10	10,260
4.38%, 06/12/27	30	32,884
6.63%, 05/15/39	15	19,444
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(b)	25	23,842
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28
(Call 10/01/23)(b)	20	20,301
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	59	63,278
3.00%, 03/15/23 (Call 12/15/22)	15	15,585
3.63%, 12/15/25 (Call 09/15/25)	15	16,565
3.70%, 11/15/49 (Call 05/15/49)	85	86,545
4.10%, 10/01/23 (Call 07/01/23)	90	96,691
4.30%, 02/15/48 (Call 08/15/47)	5	5,564
4.35%, 05/01/49 (Call 11/01/48)	34	38,040
4.50%, 03/15/43 (Call 09/15/42)	5	5,634
5.00%, 03/15/44 (Call 09/15/43)	91	109,727
SES Global Americas Holdings GP, 5.30%, 03/25/44(b)	26	29,890
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29
(Call 05/28/29)(d)	200	204,434
Telecom Italia Capital SA
6.00%, 09/30/34	40	44,171
6.38%, 11/15/33	50	57,910
7.20%, 07/18/36	30	37,210
7.72%, 06/04/38	25	32,752
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	5	5,435
Telefonica Emisiones SA, 7.05%, 06/20/36.	195	274,203
Telefonica Europe BV, 8.25%, 09/15/30	55	79,012
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	20	21,271
3.70%, 09/15/27 (Call 06/15/27)	55	61,693

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
4.30%, 06/15/49 (Call 12/15/48)	$39	$45,008
T-Mobile USA Inc.
4.38%, 04/15/40 (Call 10/15/39)	75	83,890
4.50%, 04/15/50 (Call 10/15/49)	75	85,021
United States Cellular Corp., 6.70%, 12/15/33.	10	12,052
Verizon Communications Inc.
0.75%, 03/22/24	100	100,800
0.85%, 11/20/25 (Call 10/20/25)	75	74,281
1.50%, 09/18/30 (Call 06/18/30)	15	14,093
1.75%, 01/20/31 (Call 10/20/30)	50	47,085
2.10%, 03/22/28 (Call 01/22/28)	100	101,514
2.55%, 03/21/31 (Call 12/21/30)	100	100,734
2.63%, 08/15/26	80	85,039
2.65%, 11/20/40 (Call 05/20/40)	75	69,357
2.99%, 10/30/56 (Call 04/30/56)	94	84,381
3.00%, 03/22/27 (Call 01/22/27)	15	16,161
3.15%, 03/22/30 (Call 12/22/29)	47	50,077
3.40%, 03/22/41 (Call 09/22/40)	103	105,132
3.55%, 03/22/51 (Call 09/22/50)	130	132,749
3.70%, 03/22/61 (Call 09/22/60)	131	133,007
3.85%, 11/01/42 (Call 05/01/42)	80	87,360
3.88%, 02/08/29 (Call 11/08/28)	65	73,384
4.00%, 03/22/50 (Call 09/22/49)	45	49,567
4.02%, 12/03/29 (Call 09/03/29)	105	118,914
4.13%, 03/16/27	57	65,101
4.13%, 08/15/46	80	90,382
4.15%, 03/15/24 (Call 12/15/23)	25	27,293
4.27%, 01/15/36	78	90,468
4.33%, 09/21/28	110	126,735
4.40%, 11/01/34 (Call 05/01/34)	80	93,763
4.50%, 08/10/33	93	109,675
4.52%, 09/15/48	109	129,569
4.67%, 03/15/55	42	52,023
4.75%, 11/01/41	35	42,526
4.81%, 03/15/39	25	30,673
4.86%, 08/21/46	80	99,563
5.01%, 04/15/49	35	44,460
5.25%, 03/16/37	87	111,069
5.50%, 03/16/47	70	94,568
5.85%, 09/15/35	35	46,820
7.75%, 12/01/30	10	14,468
Vodafone Group PLC
4.88%, 06/19/49	90	108,782
5.00%, 05/30/38	50	60,840
5.13%, 06/19/59	15	18,592
7.00%, 04/04/79 (Call 01/04/29)(a)	50	60,180
		6,857,361
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	5	5,335
3.50%, 09/15/27 (Call 06/15/27)	15	16,380
3.55%, 11/19/26 (Call 09/19/26)	15	16,453
3.90%, 11/19/29 (Call 08/19/29)	55	60,415
5.10%, 05/15/44 (Call 11/15/43)	46	54,386
6.35%, 03/15/40	45	60,854
		213,823
Transportation — 0.9%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	10	11,437

	Par
Security	(000)	Value

Transportation (continued)
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	$45	$39,093
2.95%, 11/21/24 (Call 08/21/24)	5	5,370
3.20%, 08/02/46 (Call 02/02/46)	36	36,174
3.65%, 02/03/48 (Call 08/03/47)	32	34,141
4.45%, 01/20/49 (Call 07/20/48)	30	35,931
6.20%, 06/01/36	10	13,980
6.38%, 11/15/37	35	49,322
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	50	56,782
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	30	30,557
2.50%, 05/15/51 (Call 11/15/50)	25	21,803
2.60%, 11/01/26 (Call 08/01/26)	15	16,021
3.25%, 06/01/27 (Call 03/01/27)	85	93,117
3.35%, 09/15/49 (Call 03/15/49)	20	20,327
3.40%, 08/01/24 (Call 05/01/24)	15	16,225
3.80%, 03/01/28 (Call 12/01/27)	16	17,933
3.80%, 11/01/46 (Call 05/01/46)	25	27,222
3.80%, 04/15/50 (Call 10/15/49)	5	5,502
3.95%, 05/01/50 (Call 11/01/49)	42	47,495
4.10%, 03/15/44 (Call 09/15/43)	16	18,040
4.40%, 03/01/43 (Call 09/01/42)	45	52,704
4.50%, 03/15/49 (Call 09/15/48)	20	23,942
4.50%, 08/01/54 (Call 02/01/54)	20	24,357
4.65%, 03/01/68 (Call 09/01/67)	10	12,493
5.50%, 04/15/41 (Call 10/15/40)	15	19,856
6.15%, 05/01/37	5	6,884
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	40	41,686
3.50%, 05/01/50 (Call 11/01/49)	25	25,425
4.20%, 11/15/69 (Call 05/15/69)	45	49,799
4.30%, 05/15/43 (Call 11/15/42)	46	51,633
4.70%, 05/01/48 (Call 11/01/47)	20	24,201
4.95%, 08/15/45 (Call 02/15/45)	19	23,485
MTR Corp. Ltd., 1.63%, 08/19/30(d)	400	381,708
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	15	15,370
2.50%, 09/01/24 (Call 08/01/24)	40	42,130
2.88%, 06/01/22 (Call 05/01/22)	15	15,350
2.90%, 12/01/26 (Call 10/01/26)	78	83,758
3.35%, 09/01/25 (Call 08/01/25)	121	131,613
3.40%, 03/01/23 (Call 02/01/23)	20	20,971
3.65%, 03/18/24 (Call 02/18/24)	60	64,807
3.75%, 06/09/23 (Call 05/09/23)	50	53,115
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	20	20,819
2.40%, 02/05/30 (Call 11/05/29)	34	34,714
2.75%, 04/15/23 (Call 01/15/23)	16	16,624
2.75%, 03/01/26 (Call 12/01/25)	75	80,389
2.97%, 09/16/62 (Call 03/16/62)(b)	25	22,633
3.00%, 04/15/27 (Call 01/15/27)	10	10,864
3.25%, 08/15/25 (Call 05/15/25)	15	16,340
3.25%, 02/05/50 (Call 08/05/49)	20	20,046
3.38%, 02/01/35 (Call 08/01/34)	30	32,293
3.50%, 06/08/23 (Call 05/08/23)	34	36,076
3.55%, 08/15/39 (Call 02/15/39)	25	26,954
3.60%, 09/15/37 (Call 03/15/37)	25	27,244
3.65%, 02/15/24 (Call 11/15/23)	25	26,920
3.70%, 03/01/29 (Call 12/01/28)	15	16,753

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Transportation (continued)
3.75%, 02/05/70 (Call 08/05/69)	$10	$10,416
3.80%, 10/01/51 (Call 04/01/51)	25	27,319
3.84%, 03/20/60 (Call 09/20/59)	35	37,741
3.95%, 09/10/28 (Call 06/10/28)	15	17,103
4.00%, 04/15/47 (Call 10/15/46)	25	27,930
4.10%, 09/15/67 (Call 03/15/67)	5	5,563
4.16%, 07/15/22 (Call 04/15/22)	15	15,511
4.38%, 09/10/38 (Call 03/10/38)	12	13,943
4.38%, 11/15/65 (Call 05/15/65)	5	5,640
4.50%, 09/10/48 (Call 03/10/48)	25	29,856
		2,341,450
Trucking & Leasing — 0.1%
CMB International Leasing Management Ltd., 3.00%,
07/03/24(d)	200	207,948
GATX Corp.
4.00%, 06/30/30 (Call 03/30/30)	25	27,939
4.35%, 02/15/24 (Call 01/15/24)	50	54,725
5.20%, 03/15/44 (Call 09/15/43)	25	31,345
		321,957
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	5	5,405
3.40%, 03/01/25 (Call 12/01/24)	25	27,240
3.45%, 06/01/29 (Call 03/01/29)	25	27,525
3.45%, 05/01/50 (Call 11/01/49)	39	40,461
3.75%, 09/01/28 (Call 06/01/28)	25	28,066
3.75%, 09/01/47 (Call 03/01/47)	40	43,594
4.00%, 12/01/46 (Call 06/01/46)	30	33,772
4.15%, 06/01/49 (Call 12/01/48)	5	5,772
4.20%, 09/01/48 (Call 03/01/48)	10	11,643
4.30%, 12/01/42 (Call 06/01/42)	50	59,297
4.30%, 09/01/45 (Call 03/01/45)	5	5,873
6.59%, 10/15/37	75	109,001
		397,649
Total Corporate Bonds & Notes — 33.9%
(Cost: $91,112,300)		90,544,118

Foreign Government Obligations(i)

Argentina — 0.2%
Argentina Bonar Bonds
0.13%, 07/09/30(g)	170	57,688
0.13%, 07/09/35(g)	115	36,802
0.13%, 01/09/38(g)	80	28,174
0.13%, 07/09/41(g)	25	8,193
1.00%, 07/09/29	75	27,072
Argentine Republic Government International Bond
0.13%, 07/09/30 (Call 06/28/21)(g)	210	77,700
0.13%, 07/09/35 (Call 06/28/21)(g)	230	75,900
0.13%, 01/09/38 (Call 06/28/21)(g)	140	55,125
0.13%, 07/09/41 (Call 06/28/21)(g)	180	66,930
0.13%, 07/09/46 (Call 06/28/21)(g)	80	26,698
1.00%, 07/09/29 (Call 06/28/21)	50	19,430
		479,712
Bermuda — 0.0%
Bermuda Government International Bond, 2.38%, 08/20/30
(Call 05/20/30)(d)	105	103,772

	Par
Security	(000)	Value

Brazil — 0.2%
Brazilian Government International Bond
3.88%, 06/12/30	$200	$202,484
5.63%, 01/07/41	100	108,584
10.13%, 05/15/27	200	283,984
		595,052
Canada — 0.8%
Canada Government International Bond
1.63%, 01/22/25	50	52,000
2.00%, 11/15/22	160	164,296
Export Development Canada
1.38%, 02/24/23	175	178,603
2.75%, 03/15/23	25	26,138
Province of Alberta Canada
1.00%, 05/20/25	100	100,978
1.30%, 07/22/30	65	61,592
2.20%, 07/26/22	100	102,271
3.30%, 03/15/28	30	33,435
Province of British Columbia Canada
2.00%, 10/23/22	105	107,654
2.25%, 06/02/26	20	21,278
6.50%, 01/15/26	25	31,105
Province of New Brunswick Canada, 3.63%, 02/24/28	45	51,211
Province of Ontario Canada
1.05%, 05/21/27	35	34,662
2.20%, 10/03/22	110	112,912
2.30%, 06/15/26	25	26,601
2.50%, 04/27/26	155	166,369
3.05%, 01/29/24	20	21,404
3.20%, 05/16/24	105	113,427
3.40%, 10/17/23	26	27,885
Province of Quebec Canada
0.60%, 07/23/25	55	54,683
1.35%, 05/28/30	50	48,302
2.50%, 04/20/26	86	92,448
2.63%, 02/13/23	220	228,866
2.75%, 04/12/27	72	78,443
Series QO, 2.88%, 10/16/24	110	118,577
Series QX, 1.50%, 02/11/25	73	75,335
		2,130,475
Chile — 0.1%
Chile Government International Bond, 3.24%, 02/06/28
(Call 11/06/27)	200	216,834

Colombia — 0.2%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	200	211,562
6.13%, 01/18/41	100	116,095
7.38%, 09/18/37	200	258,938
8.13%, 05/21/24	25	29,602
10.38%, 01/28/33	25	37,238
		653,435
Costa Rica — 0.1%
Costa Rica Government International Bond, 4.38%,
04/30/25(c)(d)	200	208,706
Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26.	80	100,689

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

France — 0.1%
Caisse d’Amortissement de la Dette Sociale, 0.38%,
09/23/25(b)	$270	$265,596

Germany — 0.1%
FMS Wertmanagement, 2.75%, 03/06/23	300	313,398

Hungary — 0.0%
Hungary Government International Bond, 5.38%, 02/21/23	50	54,347

Israel — 0.2%
State of Israel
3.38%, 01/15/50	200	208,324
3.80%, 05/13/60(d)	200	220,584
		428,908
Italy — 0.2%
Republic of Italy Government International Bond
2.38%, 10/17/24	220	229,669
5.38%, 06/15/33	162	200,637
		430,306
Japan — 0.3%
Development Bank of Japan Inc., 3.13%, 09/06/23(b)	200	212,396
Japan Bank for International Cooperation
0.63%, 07/15/25	200	198,352
1.75%, 01/23/23	200	204,866
2.50%, 06/01/22	200	204,532
		820,146
Kazakhstan — 0.1%
Kazakhstan Government International Bond, 5.13%,
07/21/25(d)	200	232,954

Norway — 0.1%
Kommunalbanken AS, 1.13%, 06/14/30(b)	200	190,272

Panama — 0.2%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	200	192,124
6.70%, 01/26/36	100	134,476
9.38%, 04/01/29	100	147,797
		474,397
Paraguay — 0.1%
Paraguay Government International Bond, 5.00%,
04/15/26(d)	200	226,752

Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	100	103,069
6.55%, 03/14/37	100	135,016
8.75%, 11/21/33	100	155,038
		393,123
Poland — 0.0%
Republic of Poland Government International Bond, 4.00%,
01/22/24	100	109,266

Qatar — 0.4%
Qatar Government International Bond
3.75%, 04/16/30(d)	200	226,950
3.88%, 04/23/23(d)	200	213,032
5.10%, 04/23/48(d)	200	260,462
5.75%, 01/20/42(b)	200	278,502
		978,946

	Par
Security	(000)	Value

Romania — 0.1%
Romanian Government International Bond
3.00%, 02/14/31(d)	$100	$102,761
6.13%, 01/22/44(d)	50	66,838
		169,599
Russia — 0.2%
Russian Foreign Bond-Eurobond
5.63%, 04/04/42(d)	200	253,558
12.75%, 06/24/28(d)	200	333,766
		587,324
South Africa — 0.1%
Republic of South Africa Government International Bond,
5.88%, 09/16/25	200	226,032

South Korea — 0.1%
Korea International Bond, 2.75%, 01/19/27.	200	216,626

Supranational — 2.6%
African Development Bank
0.75%, 04/03/23	117	118,166
1.63%, 09/16/22	110	112,089
2.13%, 11/16/22	60	61,719
3.00%, 09/20/23	150	159,438
Asian Development Bank
0.25%, 07/14/23	109	109,094
0.38%, 09/03/25	15	14,803
0.63%, 04/29/25	135	135,090
0.75%, 10/08/30(c)	155	143,090
1.50%, 10/18/24	113	116,877
1.63%, 01/24/23	26	26,620
1.75%, 09/13/22	40	40,818
1.75%, 08/14/26	10	10,431
1.75%, 09/19/29	5	5,095
1.88%, 07/19/22	10	10,197
1.88%, 08/10/22	50	51,032
1.88%, 01/24/30	30	30,778
2.00%, 01/22/25	100	105,271
2.00%, 04/24/26	67	70,725
2.50%, 11/02/27	10	10,786
2.63%, 01/30/24	81	85,974
2.75%, 03/17/23	139	145,366
Council of Europe Development Bank
1.38%, 02/27/25	10	10,295
2.63%, 02/13/23	80	83,290
European Bank for Reconstruction & Development
0.25%, 07/10/23	9	9,007
0.50%, 05/19/25	20	19,902
1.50%, 02/13/25	15	15,514
2.75%, 03/07/23	130	135,836
European Investment Bank
0.25%, 09/15/23	40	40,021
0.38%, 12/15/25	35	34,429
0.63%, 07/25/25	50	49,953
0.75%, 09/23/30	40	37,071
0.88%, 05/17/30	25	23,573
1.38%, 09/06/22	50	50,781
1.38%, 05/15/23	100	102,310
1.63%, 03/14/25	110	114,308
1.63%, 10/09/29	5	5,056
1.88%, 02/10/25	181	189,858
2.13%, 04/13/26	100	106,219

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Supranational (continued)
2.25%, 08/15/22	$118	$120,997
2.25%, 06/24/24	45	47,571
2.38%, 05/24/27	15	16,150
2.50%, 03/15/23	95	98,926
2.50%, 10/15/24	60	64,096
2.63%, 03/15/24	20	21,277
2.88%, 08/15/23	10	10,585
3.13%, 12/14/23	186	199,403
3.25%, 01/29/24	245	264,169
4.88%, 02/15/36	35	47,341
Inter-American Development Bank
0.25%, 11/15/23	20	19,995
0.50%, 05/24/23	70	70,400
0.63%, 09/16/27	25	24,112
0.88%, 04/03/25	15	15,163
1.75%, 09/14/22	85	86,746
1.75%, 03/14/25	70	73,067
2.00%, 06/02/26	45	47,479
2.00%, 07/23/26	185	195,129
2.13%, 01/15/25	93	98,252
2.25%, 06/18/29	81	85,858
2.50%, 01/18/23	79	81,977
2.63%, 01/16/24	67	71,067
3.00%, 09/26/22	20	20,751
3.00%, 10/04/23	151	160,679
3.00%, 02/21/24	162	173,738
3.13%, 09/18/28	26	29,186
3.88%, 10/28/41	130	161,121
4.38%, 01/24/44	59	78,461
International Bank for Reconstruction & Development
0.38%, 07/28/25	60	59,299
0.63%, 04/22/25	55	55,069
0.75%, 03/11/25	185	186,262
0.75%, 08/26/30	61	56,546
0.88%, 05/14/30	40	37,686
1.50%, 08/28/24	95	98,270
1.63%, 01/15/25	100	103,921
1.75%, 04/19/23	70	72,042
1.75%, 10/23/29	50	50,931
1.88%, 10/07/22	80	81,878
1.88%, 06/19/23	34	35,158
1.88%, 10/27/26	33	34,607
2.13%, 07/01/22	10	10,213
2.50%, 03/19/24	352	373,268
2.50%, 11/25/24	45	48,115
2.50%, 07/29/25	15	16,133
2.50%, 11/22/27	10	10,798
3.00%, 09/27/23	81	86,177
3.13%, 11/20/25	25	27,624
4.75%, 02/15/35	25	32,946
7.63%, 01/19/23	45	50,454
International Finance Corp.
0.38%, 07/16/25	65	64,262
0.75%, 08/27/30	20	18,528
1.38%, 10/16/24	70	72,131
2.00%, 10/24/22	5	5,128
2.13%, 04/07/26	95	100,813
2.88%, 07/31/23	53	56,023
Nordic Investment Bank, 0.38%, 09/11/25	200	196,988
		7,015,848

	Par
Security	(000)	Value

Sweden — 0.1%
Svensk Exportkredit AB, 0.50%, 08/26/25	$200	$197,704

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
2.50%, 09/30/29(d)	200	209,110
3.13%, 10/11/27(d)	200	218,564
4.13%, 10/11/47(d)	200	233,800
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(d)	200	200,524
		861,998
United Kingdom — 0.1%
Bank of England Euro Note, 0.50%, 04/28/23(b)	145	145,828

Uruguay — 0.1%
Uruguay Government International Bond
4.98%, 04/20/55	25	31,270
5.10%, 06/18/50	50	63,261
7.63%, 03/21/36	100	151,817
7.88%, 01/15/33	50	75,130
		321,478
Total Foreign Government Obligations — 7.2%
(Cost: $19,366,304)		19,149,523

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 23.6%
Federal Home Loan Mortgage Corp.
1.50%, 06/17/36(j)	1,375	1,391,705
2.00%, 07/14/51(j)	550	554,265
4.00%, 01/01/48	76	81,199
4.50%, 10/01/50	301	327,785
Federal National Mortgage Association
2.00%, 06/01/36	825	853,295
2.00%, 06/01/51	379	383,224
2.50%, 10/01/35	75	78,750
2.50%, 05/01/36	770	807,819
2.50%, 06/01/36	125	131,084
2.50%, 11/01/50	1,052	1,091,771
2.50%, 01/01/51	293	304,671
3.00%, 06/17/36(j)	1,550	1,632,749
3.00%, 12/01/49	1,896	2,000,901
4.00%, 03/01/49	388	414,071
4.50%, 04/01/49	156	172,900
4.50%, 06/14/51(j)	1,175	1,267,783
Series 2017-M3, Class A2, 2.48%, 12/25/26(a)	200	213,193
Series 2018-M12, Class A2, 3.64%, 08/25/30(a)	50	58,189
FHLMC Multifamily Structured Pass Through Certificates
Series K043, Class A2, 3.06%, 12/25/24 (Call 12/25/24)	75	81,078
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	100	109,402
Series K058, Class A2, 2.65%, 08/25/26 (Call 08/25/26)	75	81,136
Series K064, Class A2, 3.22%, 03/25/27 (Call 03/25/27)	100	111,359
Series K070, Class A2, 3.30%, 11/25/27 (Call 11/25/27)(a)	200	224,602
Series K115, Class A2, 1.38%, 06/25/30 (Call 06/25/30)	50	49,137
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	180	181,903
Government National Mortgage Association
2.00%, 04/20/51	474	482,279
2.00%, 06/21/51(j)	1,000	1,016,778
2.50%, 12/20/50	485	502,315
2.50%, 01/20/51	295	305,731
2.50%, 02/20/51	296	306,733
2.50%, 05/20/51	2,650	2,747,807

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
2.50%, 06/21/51(j)	$1,150	$1,190,876
3.00%, 12/20/45	7	7,165
3.00%, 01/20/46	7	7,483
3.00%, 03/20/46	5	5,036
3.00%, 05/20/46	4	4,697
3.00%, 08/20/46	19	20,421
3.00%, 09/20/46	179	188,784
3.00%, 04/20/49	94	98,710
3.00%, 12/20/49	852	890,041
3.00%, 01/20/50	305	318,504
3.00%, 07/20/50	245	255,547
3.00%, 12/20/50	331	346,150
3.00%, 01/20/51	311	325,208
3.00%, 06/21/51(j)	865	902,353
3.50%, 05/20/47	850	901,660
3.50%, 09/20/47	476	504,583
3.50%, 01/20/50	872	918,881
3.50%, 06/21/51(j)	575	603,941
4.00%, 01/20/50	118	125,542
4.00%, 06/21/51(j)	1,250	1,325,921
4.50%, 09/20/48	225	242,647
4.50%, 06/21/51(j)	300	321,135
5.00%, 06/21/51(j)	150	162,839
Uniform Mortgage-Backed Securities
1.50%, 06/14/51(j)	1,725	1,692,219
2.00%, 12/01/35	71	73,250
2.00%, 02/01/36	1,121	1,161,148
2.00%, 03/01/36	172	178,691
2.00%, 04/01/36	75	77,228
2.00%, 06/17/36(j)	743	767,583
2.00%, 09/01/50	121	122,711
2.00%, 10/01/50	98	99,687
2.00%, 12/01/50	73	74,263
2.00%, 01/01/51	868	878,399
2.00%, 02/01/51	488	494,827
2.00%, 03/01/51	300	303,169
2.00%, 04/01/51	926	937,088
2.00%, 05/01/51	1,208	1,222,620
2.00%, 06/14/51(j)	3,580	3,615,591
2.50%, 07/01/32	659	692,352
2.50%, 11/01/34	79	82,126
2.50%, 10/01/35	90	93,966
2.50%, 03/01/36	123	130,203
2.50%, 06/17/36(j)	575	600,258
2.50%, 11/01/50	478	496,236
2.50%, 01/01/51	171	177,025
2.50%, 02/01/51	671	695,088
2.50%, 03/01/51	201	208,653
2.50%, 04/01/51	71	73,484
2.50%, 05/01/51	574	595,478
2.50%, 06/01/51	455	471,927
2.50%, 06/14/51(j)	2,708	2,803,468
3.00%, 03/01/35	78	81,991
3.00%, 07/01/35	58	61,501
3.00%, 11/01/46	157	165,719
3.00%, 12/01/46	138	145,583
3.00%, 04/01/48	917	973,800
3.00%, 11/01/48	213	223,426
3.00%, 04/01/50	31	32,566
3.00%, 05/01/50	38	40,106

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 07/01/50	$61	$64,241
3.00%, 10/01/50	374	393,426
3.00%, 01/01/51	119	126,124
3.00%, 04/01/51	99	104,498
3.00%, 06/14/51(j)	2,558	2,671,549
3.50%, 02/01/34	206	222,654
3.50%, 06/17/36(j)	525	560,706
3.50%, 07/01/47	115	122,233
3.50%, 09/01/47	20	20,941
3.50%, 02/01/48	128	135,486
3.50%, 02/01/49	97	104,623
3.50%, 06/01/49	101	107,128
3.50%, 12/01/49	534	567,363
3.50%, 05/01/50	901	955,921
3.50%, 06/14/51(j)	3,792	4,002,262
4.00%, 09/01/47	79	84,613
4.00%, 09/01/48	447	476,559
4.00%, 08/01/49	474	517,486
4.00%, 06/14/51(j)	2,750	2,937,496
4.00%, 07/14/51(j)	350	374,137
5.00%, 09/01/49	58	63,955
5.00%, 06/14/51(j)	225	247,210
		63,037,779
U.S. Government Obligations — 32.0%
U.S. Treasury Note/Bond
0.13%, 05/31/22	2,300	2,301,168
0.13%, 09/30/22	1,400	1,400,492
0.13%, 12/31/22	650	650,127
0.13%, 02/28/23	420	420,016
0.13%, 05/15/23	1,800	1,799,578
0.13%, 09/15/23	5,000	4,993,750
0.13%, 10/15/23	830	828,833
0.13%, 12/15/23	3,250	3,243,145
0.13%, 01/15/24	4,430	4,418,233
0.13%, 02/15/24(c)	1,000	997,109
0.25%, 11/15/23	700	700,930
0.25%, 03/15/24(c)	300	300,023
0.25%, 05/31/25	1,250	1,235,059
0.25%, 08/31/25	300	295,336
0.25%, 09/30/25	3,780	3,718,280
0.38%, 04/15/24	1,350	1,353,797
0.38%, 11/30/25	800	789,250
0.38%, 12/31/25	560	551,819
0.38%, 01/31/26	4,770	4,693,978
0.38%, 07/31/27	350	335,480
0.38%, 09/30/27	2,300	2,196,500
0.50%, 02/28/26	800	791,187
0.50%, 05/31/27	1,000	968,828
0.50%, 08/31/27	1,380	1,330,622
0.50%, 10/31/27	230	221,016
0.63%, 11/30/27	700	677,141
0.63%, 12/31/27	1,745	1,685,288
0.63%, 05/15/30	115	106,465
0.63%, 08/15/30	2,350	2,166,773
0.75%, 03/31/26	300	299,930
0.75%, 04/30/26	400	399,594
0.75%, 01/31/28	2,700	2,625,328
0.88%, 11/15/30(c)	1,790	1,684,278
1.13%, 02/29/28(c)	2,130	2,121,014
1.13%, 02/15/31(c)	1,545	1,482,717

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

U.S. Government Obligations (continued)
1.13%, 05/15/40	$100	$83,641
1.13%, 08/15/40	1,390	1,158,261
1.25%, 03/31/28	1,650	1,654,125
1.25%, 04/30/28	300	300,422
1.25%, 05/15/50	2,055	1,602,579
1.38%, 10/15/22	1,700	1,729,617
1.38%, 09/30/23	900	924,961
1.38%, 11/15/40	2,180	1,897,622
1.38%, 08/15/50	740	596,278
1.63%, 05/15/26	300	312,305
1.63%, 05/15/31	300	301,266
1.63%, 11/15/50	600	515,812
1.75%, 05/15/23	450	464,063
1.88%, 10/31/22	900	922,500
1.88%, 02/15/41	550	522,672
1.88%, 02/15/51(c)	1,620	1,481,287
2.00%, 04/30/24	500	524,844
2.00%, 06/30/24	2,300	2,418,414
2.00%, 02/15/50	400	376,813
2.13%, 12/31/22	1,600	1,650,687
2.25%, 03/31/26	600	642,797
2.25%, 08/15/46	100	99,781
2.50%, 02/15/45	1,375	1,439,453
2.50%, 02/15/46	2,260	2,364,878
2.50%, 05/15/46	350	366,352
2.63%, 06/30/23	200	210,297
2.63%, 12/31/23	500	530,898
2.75%, 08/15/42	190	208,139
2.88%, 09/30/23	100	106,258
2.88%, 10/31/23	1,550	1,650,266
2.88%, 08/15/45	760	850,487
3.00%, 09/30/25	1,480	1,630,197
3.00%, 10/31/25	250	275,586
3.00%, 05/15/42	100	113,859
3.00%, 05/15/45	990	1,130,766
3.00%, 11/15/45	300	343,359
4.50%, 02/15/36(c)	100	134,422
		85,319,048
Total U.S. Government & Agency Obligations — 55.6%
(Cost: $150,395,977)		148,356,827

Short-Term Investments

Money Market Funds — 15.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.06%(h)(k)(l)	35,033	35,053,753

	Shares/
	Par
Security	(000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(h)(k)	7,224	$7,223,588
		42,277,341
Total Short-Term Investments — 15.8%
(Cost: $42,276,435)		42,277,341

Total Investments Before TBA Sales Commitments — 114.3%
(Cost: $307,856,122)		305,012,432

TBA Sales Commitments(j)

Mortgage-Backed Securities — (0.4)%
Uniform Mortgage-Backed Securities
2.00%, 06/17/36	(275)	(284,099)
2.50%, 06/17/36	(298)	(311,090)
4.00%, 06/14/51	(350)	(373,863)
		(969,052)
Total TBA Sales Commitments — (0.4)%
(Proceeds: $(969,718))		(969,052)

Total Investments, Net of TBA Sales Commitments — 113.9%
(Cost: $306,886,404)		304,043,380

Other Assets, Less Liabilities — (13.9)%		(37,227,008)

Net Assets — 100.0%.		$266,816,372

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Affiliate of the Fund.
(i)	U.S. dollar denominated security issued by foreign domiciled entity.
(j)	TBA transaction.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 2/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 5/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,169,878	$10,883,672	(a)	$—	$(3,102)	$3,305	$35,053,753	35,033	$9,618		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,026,387	3,197,201	(a)	—	—	—	7,223,588	7,224	2,592	(b)	—
					$(3,102)	$3,305	$42,277,341		$12,210		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$689,953	$—	$689,953
Collaterized Mortgage Obligations	—	3,994,670	—	3,994,670
Corporate Bonds & Notes	—	90,544,118	—	90,544,118
Foreign Government Obligations	—	19,149,523	—	19,149,523
U.S. Government & Agency Obligations	—	148,356,827	—	148,356,827
Money Market Funds	42,277,341	—	—	42,277,341
	42,277,341	262,735,091	—	305,012,432
Liabilities
TBA Sales Commitments	—	(969,052)	—	(969,052)
	$42,277,341	$261,766,039	$—	$304,043,380

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust

TBA	To-Be-Announced

Counterparty Abbreviations

GS	Goldman Sachs & Co.